AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 1, 2004.

                                            1933 ACT REGISTRATION NO. 333-102228
                                             1940 ACT REGISTRATION NO. 811-21265

======================================================= ========================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                 ---------------



                                    FORM N-1A

                              REGISTRATION STATEMENT                     [ ]
                         UNDER THE SECURITIES ACT OF 1933
                            PRE-EFFECTIVE AMENDMENT NO.                  [ ]
                           POST-EFFECTIVE AMENDMENT NO. 3                [X]
                                                                         AND/OR

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940

                                 AMENDMENT NO. 5                         [X]

                        (CHECK APPROPRIATE BOX OR BOXES)

                                 ---------------


                     POWERSHARES EXCHANGE-TRADED FUND TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                       WHEATON OAKS PROFESSIONAL BUILDING
                             855 WEST PRAIRIE AVENUE
                                WHEATON, IL 60187
                     (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 983-0903

               H. BRUCE BOND                              WITH A COPY TO:
     WHEATON OAKS PROFESSIONAL BUILDING                  STUART M. STRAUSS
          855 WEST PRAIRIE AVENUE                   MAYER, BROWN, ROWE & MAW LLP
             WHEATON, IL 60187                             1675 BROADWAY

  (NAME AND ADDRESS OF AGENT FOR SERVICE)                NEW YORK, NY 10019



               APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

               IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

                           IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B)
                 _________ OF RULE 485.

                 ____X____ ON MARCH 30, 2004 PURSUANT TO PARAGRAPH (B) OF
                           RULE 485.

                           60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1)
                 _________ OF RULE 485.

                           75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(2)
                 _________ OF RULE 485.

                 _________ ON [DATE] PURSUANT TO PARAGRAPH (A) OF RULE 485.





================================================================================

                               [POWERSHARES LOGO]

                     POWERSHARES EXCHANGE-TRADED FUND TRUST

--------------------------------------------------------------------------------

PowerShares Dynamic Large Cap Growth Portfolio - PWB
PowerShares Dynamic Large Cap Value Portfolio - PWV
PowerShares Dynamic Mid Cap Growth Portfolio - PWJ
PowerShares Dynamic Mid Cap Value Portfolio - PWP
PowerShares Dynamic Small Cap Growth Portfolio - PWT
PowerShares Dynamic Small Cap Value Portfolio - PWY
PowerShares Zacks Neglected Opportunities Small-Cap Portfolio - _____

                                 ----------------------------------------------
                                     P R O S P E C T U S  [ _______] , 2 0 0 4


--------------------------------------------------------------------------------


         PowerShares Exchange-Traded Fund Trust is a registered investment company consisting of eight separate exchange-traded index funds ("Funds"). Additional Funds may be offered in the future. This prospectus relates to six of the Funds. Two of the Funds, the Dynamic Market Portfolio and the Dynamic OTC Portfolio are offered through a separate prospectus. The shares of the Funds ("PowerShares Fund Shares" or "Shares") are listed and traded on the American Stock Exchange. Market prices for Shares may be different from their net asset value. Subject to receipt of appropriate regulatory assurances or relief, each of the Funds covered in this prospectus intends to offer its shares in a Subscription Offering which will commence __________ and end ____________. See "The Subscription Offering." Thereafter, each Fund will issue and redeem Shares only in large blocks consisting of 50,000 Shares ("Creation Units"). Creation Units are issued and redeemed principally in kind for securities included in the relevant Index.

         EXCEPT WHEN AGGREGATED IN CREATION UNITS, POWERSHARES FUND SHARES ARE NOT REDEEMABLE SECURITIES OF THE FUNDS.

         The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED.  MAY LOSE VALUE.  NO BANK GUARANTEE.

THE POWERSHARES EXCHANGE-TRADED FUND TRUST

PowerShares Exchange-Traded Fund Trust (the "Trust") is an investment company consisting of eight separate exchange-traded "index funds" ("Funds"). The investment objective of each Fund is to replicate as closely as possible, before expenses, the price and yield of a specified market index. PowerShares Capital Management LLC is the investment adviser for each Fund.

The Shares are listed on the American Stock Exchange ("Amex") and traded on the American Stock Exchange at market prices that may differ to some degree from the net asset value of the Shares. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at net asset value, only in a large specified number of Shares called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds.

WHO SHOULD INVEST IN POWERSHARES

Each Fund is designed for investors who seek a relatively low-cost approach for investing in a portfolio of equity securities of companies in a specified index. The Funds may be suitable for long-term investment in the market represented in the relevant index. The Shares of each Fund may also be used as an asset allocation tool or as a speculative trading instrument.

TAX ADVANTAGED PRODUCT STRUCTURE

Unlike many conventional mutual funds PowerShares Fund Shares are traded throughout the day on the stock exchange whereas mutual funds are only bought and sold at closing net asset values. The PowerShares Fund Shares have been designed to be tradable in the secondary market on the Amex on an intra-day basis, and to be created and redeemed principally in-kind in Creation Units of 50,000 Shares at each day's next calculated NAV.

These arrangements are designed to protect ongoing shareholders from adverse effects on the portfolio of the Fund that could arise from frequent cash creation and redemption transactions.

In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because of the mutual fund's need to sell portfolio securities to obtain cash to meet fund redemptions. These sales may generate taxable gains for the shareholders of the mutual fund.

In contrast, the PowerShares Fund Shares in-kind redemption mechanism generally will not lead to a tax event for the Fund or its ongoing shareholders.

POWERSHARES DYNAMIC LARGE CAP GROWTH PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses,) of an equity index called the Dynamic Large Cap Growth Intellidex(SM) Index (the "Large Cap Growth Intellidex" or "Underlying Investment Style Intellidex").

PRINCIPAL INVESTMENT STRATEGIES

The Adviser will seek to match the performance of the Underlying Investment Style Intellidex. The Large Cap Growth Intellidex is comprised of 50 U.S. large cap growth stocks selected principally on the basis of their capital appreciation potential as identified by the American Stock Exchange (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology.

INTELLIDEX METHODOLOGY

The Intellidex Methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria including fundamental growth, stock valuation, investment timeliness and risk factors and then ranks and sorts them based on their cumulative scores. Component stocks for the Large Cap Growth Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups.

INDEX CONSTRUCTION

     (1) The 2,000 largest U.S. stocks (by market capitalization) traded on the New York Stock Exchange, the American Stock Exchange and the NASDAQ are ranked for investment potential using a proprietary Amex Intellidex model.
     (2) The universe of companies is divided into groups based on size, style and sub size in the following manner:
          a.   The universe of stocks is segregated into three size groups:
               Large Cap, Mid Cap and Small Cap by selecting the 250 largest (Large Cap), the next 750 largest (Mid Cap) and the remaining 1,000 stocks (Small Cap).
          b. Within each size group, index constituents are assigned a style score ("Style Score"). A stock's Style Score is determined by subtracting a stock's growth orientation ("Growth Score") from a stock's value orientation ("Value Score"). If the result is strongly positive, the stock's style is Growth; if the result is strongly negative, the stock's style is Value. A stock's Value Score and Growth Score are calculated using a cumulative multi-factor methodology as set forth below. Growth and value component factors are percentage ranked over the entire 2000 stock universe.

               i. The cumulative Value Score is calculated by summing the following value factors (weighted): price/forecasted earnings (50%), price/book (12.5%), price/sales (12.5%), price/cash flow (12.5%), dividend yield (12.5%).
               ii. The cumulative Growth Score is calculated by summing the following growth factors (weighted): long-term projected earnings growth (50%), earnings growth (12.5%), sales growth (12.5%), cash flow growth (12.5%), book value growth (12.5%).
          c. Based on the Style Score a set amount of stocks are allocated to each of the Growth and Value styles within each size group for a total of six size and style groups ("Size and Style Groups") as follows: Large Cap Growth and Large Cap Value (100 each); Mid Cap Growth and Mid Cap Value (300 each); Small Cap Growth and Small Cap Value (400 each).
          d. Stocks within the Size and Style Groups are further divided into two market-cap groupings: larger and smaller, creating twelve size and style sub-groups ("Sub-Groups"). Larger and smaller are split into quintiles using market capitalization. Larger stocks are defined by inclusion in the top quintile and smaller are the bottom four quintiles.

     (3) Within each of these six Size and Style Groups a defined number of the top ranked larger and smaller stocks are selected for inclusion in the Index. Selected stocks are equally weighted within their Sub-Groups. The number of stocks selected from a Size and Style Group is predetermined and is as follows:
          a.   Large Cap Growth includes 50 stocks and is divided as follows:
               i. Fifteen of the top-ranked relatively larger stocks are selected and collectively receive 50% of the total index weight (each larger stock receives on average 3.3%). The fifteen component stocks selected are the components with the best Model Score in the Sub-Group, except that any component stock which is currently included in the Index is not removed unless its Model Score falls below that of the eighteenth ranked stock in the Sub-Group.
          ii. Thirty-five of the top-ranked relatively smaller stocks are selected and collectively receive 50% of the total index weight (each smaller stocks receives on average 1.4%). The thirty-five component stocks selected are the components with the best Model Score in that Sub-Group, except that any component stock that is currently included in the Index is not removed unless its Model Score falls below that of the forty-second ranked stock in the Sub-Group.

The Intellidex is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Large Cap Growth Intellidex. The Adviser seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Large Cap Growth Intellidex; a figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the stocks comprising the Large Cap Growth Intellidex in proportion to their weightings in the Large Cap Growth Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Large Cap Growth Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Large Cap Growth Intellidex, purchase securities not in the Large Cap Growth Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Large Cap Growth Intellidex, or utilize various combinations of other available investment techniques, in seeking to track accurately the Large Cap Growth Intellidex. The Fund may sell stocks that are represented in the Large Cap Growth Intellidex, in anticipation of their removal from the Large Cap Growth Intellidex or purchase stocks not represented in the Large Cap Growth Intellidex in anticipation of their addition to the Large Cap Growth Intellidex.

The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Large Cap Growth Intellidex.

Principal Risks of Investing in the Fund.

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks hereunder for other risk factors.

Growth Investing Style Risk

The Fund emphasizes a "growth" style of investing. The market values of such securities may be more volatile than other types of investments. The returns on "growth" securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Large Cap Growth Intellidex.

Market Risk

PowerShares are subject to market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Large Cap Growth Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Large Cap Growth Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Large Cap Growth Intellidex.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Large Cap Growth Intellidex, as would be the case if it purchased all of the stocks in the Large Cap Growth Intellidex, with the same weightings as the Large Cap Growth Intellidex.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble, unless that stock is removed from the Large Cap Growth Intellidex.

Large-Sized Company Risk

Returns on investments of large U.S. companies could trail the returns on investments in stocks of smaller companies.

THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.(1)

--------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES
(fees paid directly from your investments)
--------------------------------------------------------------------------------
PURCHASES IN SUBSCRIPTION OFFERING                                      2.00%*
--------------------------------------------------------------------------------
PURCHASES SUBSEQUENT TO SUBSCRIPTION OFFERING(2), (3)                   None**
--------------------------------------------------------------------------------
* See "HOW TO BUY AND SELL SHARES - Initial Subscription Offering" discussion below.
** See Creation Transaction Fees and Redemption Transaction Fees discussion below.
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES(4)
(expenses that are deducted from the Fund's assets)
--------------------------------------------------------------------------------
Management Fees
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees(5)
--------------------------------------------------------------------------------
Other Expenses
--------------------------------------------------------------------------------
Total Gross Annual Fund Operating Expenses
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements(6)
--------------------------------------------------------------------------------
Total Net Annual Fund Operating Expenses
--------------------------------------------------------------------------------

--------------

1. The Fund had not commenced operations as of the date of this prospectus. The expenses listed in the Table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2004.

2. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

3. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the Authorized Participant making the transaction. This variable fee is not an expense of the Fund and does not impact the Fund's expense ratio or the overall cost to investors.

4.   Expressed as a percentage of average net assets.

5. The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear an annual 12b-1 fee of up to ____%. However, no such fee is currently charged to the Fund.

6. Pursuant to the Management Agreement with the Fund, the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, offering costs and other trading expenses, taxes, and extraordinary expenses) from exceeding ____% of average net assets per year, at least until April 30, 2005.

EXAMPLE

This Example is intended to help you compare the cost of investing in PowerShares with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR                                                             3 YEARS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at net asset value ("NAV") only in large blocks of 50,000 shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay the Fund a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of first creation, was $______________. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $______________ and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $___________ if the Creation Unit is redeemed after one year, and $___________ if the Creation Unit is redeemed after three years. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the Authorized Participant making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio or the overall cost to investors.






--------
* See "Creations and Redemptions", later in this Prospectus.

                  POWERSHARES DYNAMIC LARGE CAP VALUE PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses,) of an equity index called the Dynamic Large Cap Value Intellidex(SM) Index (the "Large Cap Value Intellidex" or "Underlying Investment Style Intellidex").

PRINCIPAL INVESTMENT STRATEGIES

The Adviser will seek to match the performance of the Underlying Investment Style Intellidex. The Large Cap Value Intellidex is comprised of 50 U.S. large cap value stocks selected principally on the basis of their capital appreciation potential as identified by the American Stock Exchange (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology.

INTELLIDEX METHODOLOGY

The Intellidex Methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The Methodology evaluates companies quarterly, based on a variety of criteria including fundamental growth, stock valuation, investment timeliness and risk factors and then ranks and sorts them based on their cumulative scores. Component stocks for the Large Cap Value Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups.

INDEX CONSTRUCTION

     (1) The 2,000 largest U.S. stocks (by market capitalization) traded on the New York Stock Exchange, the American Stock Exchange and the NASDAQ are ranked for investment potential using a proprietary Amex Intellidex model.
     (2) The universe of companies is divided into groups based on size, style and sub size in the following manner:
          a.   The universe of stocks is segregated into three size groups:
               Large Cap, Mid Cap and Small Cap by selecting the 250 largest (Large Cap), the next 750 largest (Mid Cap) and the remaining 1,000 stocks (Small Cap).
          b. Within each size group, index constituents are assigned a style score ("Style Score"). A stock's Style Score is determined by subtracting a stock's growth orientation ("Growth Score") from a stock's value orientation ("Value Score"). If the result is strongly positive, the stock's style is Growth; if the result is strongly negative, the stock's style is Value. A stock's Value Score and Growth Score are calculated using a cumulative multi-factor methodology as set forth below. Growth and value component factors are percentage ranked over the entire 2000 stock universe.
               i. The cumulative Value Score is calculated by summing the following value factors (weighted): price/forecasted earnings (50%), price/book (12.5%), price/sales (12.5%), price/cash flow (12.5%), dividend yield (12.5%).
               ii. The cumulative Growth Score is calculated by summing the following growth factors (weighted): long-term projected earnings growth (50%), earnings growth (12.5%), sales growth (12.5%), cash flow growth (12.5%), book value growth (12.5%).
          c. Based on the Style Score a set amount of stocks are allocated to each of the Growth and Value styles within each size group for a total of six size and style groups ("Size and Style Groups") as follows: Large Cap Growth and Large Cap Value (100 each); Mid Cap Growth and Mid Cap Value (300 each); Small Cap Growth and Small Cap Value (400 each).
          d. Stocks within the Size and Style Groups are further divided into two market-cap groupings: larger and smaller, creating twelve size and style sub-groups ("Sub-Groups"). Larger and smaller are split into quintiles using market capitalization. Larger stocks are defined by inclusion in the top quintile and smaller are the bottom four quintiles.

     (3) Within each of these six Size and Style Groups a defined number of the top ranked larger and smaller stocks are selected for inclusion in the Index. Selected stocks are equally weighted within their Sub-Groups. The number of stocks selected from a Size and Style Group is predetermined and is as follows:
          a.   Large Cap Value includes 100 stocks and is divided as follows:
               i. Fifteen of the top-ranked relatively larger stocks are selected and collectively receive 50% of the total index weight (each larger stock receives on average 3.3%). The fifteen component stocks selected are the components with the best Model Score in the Sub-Group, except that any component stock which is currently included in the Index is not removed unless its Model Score falls below that of the eighteenth ranked stock in the Sub-Group.
               ii. Thirty-five of the top-ranked relatively smaller stocks are selected and collectively receive 50% of the total index weight (each smaller stocks receives on average 1.4%). The thirty-five component stocks selected are the components with the best Model Score in that Sub-Group, except that any component stock that is currently included in the Index is not removed unless its Model Score falls below that of the forty-second ranked stock in the Sub-Group.

The Intellidex is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Large Cap Value Intellidex. The Adviser seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Large Cap Value Intellidex; a figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the stocks comprising the Large Cap Value Intellidex in proportion to their weightings in the Large Cap Value Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Large Cap Value Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Large Cap Value Intellidex, purchase securities not in the Large Cap Value Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Large Cap Value Intellidex, or utilize various combinations of other available investment techniques, in seeking to track accurately the Large Cap Value Intellidex. The Fund may sell stocks that are represented in the Large Cap Value Intellidex, in anticipation of their removal from the Large Cap Value Intellidex or purchase stocks not represented in the Large Cap Value Intellidex in anticipation of their addition to the Large Cap Value Intellidex.

The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Large Cap Value Intellidex.

Principal Risks of Investing in the Fund.

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks hereunder for other risk factors.

Value Investing Style Risk

A "value" style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on "value" equity securities are less than returns on other styles of investing or the overall stock market. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. Thus, the value of the Fund's investments will vary and at times may be lower or higher than that of other types of investments.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Large Cap Value Intellidex.

Market Risk

PowerShares are subject to market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Large Cap Value Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Large Cap Value Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Large Cap Value Intellidex.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Large Cap Value Intellidex, as would be the case if it purchased all of the stocks in the Large Cap Value Intellidex, with the same weightings as the Large Cap Value Intellidex.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble, unless that stock is removed from the Large Cap Value Intellidex.

Large-Sized Company Risk

Returns on investments of large U.S. companies could trail the returns on investments in stocks of smaller companies.

THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.(1)

--------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES
(fees paid directly from your investments)
--------------------------------------------------------------------------------
PURCHASES IN SUBSCRIPTION OFFERING                                     2.00%*
--------------------------------------------------------------------------------
PURCHASES SUBSEQUENT TO SUBSCRIPTION OFFERING(2), (3)                  None**
--------------------------------------------------------------------------------
* See "HOW TO BUY AND SELL SHARES - Initial Subscription Offering" discussion below.

**See Creation Transaction Fees and Redemption Transaction Fees discussion below.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES(4)
(expenses that are deducted from the Fund's assets)
--------------------------------------------------------------------------------
Management Fees
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees(5)
--------------------------------------------------------------------------------
Other Expenses
--------------------------------------------------------------------------------
Total Gross Annual Fund Operating Expenses
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements(6)
--------------------------------------------------------------------------------
Total Net Annual Fund Operating Expenses
--------------------------------------------------------------------------------

--------------

1. The Fund had not commenced operations as of the date of this prospectus. The expenses listed in the Table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2004.

2. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

3. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the Authorized Participant making the transaction. This variable fee is not an expense of the Fund and does not impact the Fund's expense ratio or the overall cost to investors.

4.   Expressed as a percentage of average net assets.

5. The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear an annual 12b-1 fee of up to ____%. However, no such fee is currently charged to the Fund.

6. Pursuant to the Management Agreement with the Fund, the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions , offering costs and other trading expenses, taxes, and extraordinary expenses) from exceeding ____% of average net assets per year, at least until April 30, 2005.

EXAMPLE

This Example is intended to help you compare the cost of investing in PowerShares with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR                                                             3 YEARS
--------------------------------------------------------------------------------


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at net asset value ("NAV") only in large blocks of 50,000 shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay the Fund a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of first creation, was $_________. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $___________ and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $___________ if the Creation Unit is redeemed after one year, and $___________ if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the Authorized Participant making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio or the overall cost to investors.

--------
* See "Creations and Redemptions", later in this Prospectus.

                  POWERSHARES DYNAMIC MID CAP GROWTH PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses,) of an equity index called the Dynamic Mid Cap Growth Intellidex(SM) Index (the "Mid Cap Growth Intellidex" or "Underlying Investment Style Intellidex").

PRINCIPAL INVESTMENT STRATEGIES

PowerShares Capital Management LLC (the "Adviser") will seek to match the performance of the Underlying Investment Style Intellidex. The Mid Cap Growth Intellidex is comprised of 75 U.S. mid cap growth stocks selected principally on the basis of their capital appreciation potential as identified by the American Stock Exchange (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology.

INTELLIDEX METHODOLOGY

The Intellidex Methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria including fundamental growth, stock valuation, investment timeliness and risk factors and then ranks and sorts them based on their cumulative scores. Component stocks for the Mid Cap Growth Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups.


INDEX CONSTRUCTION

     (1) Investment Style Intellidex Construction Process The 2,000 largest U.S. stocks (by market capitalization) traded on the New York Stock Exchange, the American Stock Exchange and the NASDAQ are ranked for investment potential using a proprietary Amex Intellidex model.

     (2) The universe of companies is divided into groups based on size, style and sub size in the following manner:
          a.   The universe of stocks is segregated into three size groups:
               Large Cap, Mid Cap and Small Cap by selecting the 250 largest (Large Cap), the next 750 largest (Mid Cap) and the remaining 1,000 stocks (Small Cap).
          b. Within each size group, index constituents are assigned a style score ("Style Score"). A stock's Style Score is determined by subtracting a stock's growth orientation ("Growth Score") from a stock's value orientation ("Value Score"). If the result is strongly positive, the stock's style is Growth; if the result is strongly negative, the stock's style is Value. A stock's Value Score and Growth Score are calculated using a cumulative multi-factor methodology as set forth below. Growth and value component factors are percentage ranked over the entire 2000 stock universe.
               i. The cumulative Value Score is calculated by summing the following value factors (weighted): price/forecasted earnings (50%), price/book (12.5%), price/sales (12.5%), price/cash flow (12.5%), dividend yield (12.5%).
               ii. The cumulative Growth Score is calculated by summing the following growth factors (weighted): long-term projected earnings growth (50%), earnings growth (12.5%), sales growth (12.5%), cash flow growth (12.5%), book value growth (12.5%).
          c. Based on the Style Score a set amount of stocks are allocated to each of the Growth and Value styles within each size group for a total of six size and style groups ("Size and Style Groups") as follows: Large Cap Growth and Large Cap Value (100 each); Mid Cap Growth and Mid Cap Value (300 each); Small Cap Growth and Small Cap Value (400 each).
          d. Stocks within the Size and Style Groups are further divided into two market-cap groupings: larger and smaller, creating twelve size and style sub-groups ("Sub-Groups"). Larger and smaller are split into quintiles using market capitalization. Larger stocks are defined by inclusion in the top quintile and smaller are the bottom four quintiles.

     (3) Within each of these six Size and Style Groups a defined number of the top ranked larger and smaller stocks are selected for inclusion in the Index. Selected stocks are equally weighted within their Sub-Groups. The number of stocks selected from a Size and Style Group is predetermined and is as follows:
          a.   Mid Cap Growth includes 75 stocks and is divided as follows:
               i. Twenty-two of the top-ranked relatively larger stocks are selected and collectively receive 70% of the total index weight (each larger stock receives on average 3.2%). The twenty-two component stocks selected are the components with the best Model Score in the Sub-Group, except that any component stock that is currently included in the Index is not removed unless its Model Score falls below that of the twenty-seventh ranked stock in the Sub-Group.
               ii. Fifty-three of the top-ranked relatively smaller stocks are selected and collectively receive 30% of the total index weight (each larger stock receives on average 0.6%). The fifty-three component stocks selected are the components with the best Model Score in the Sub-Group, except that any component stock that is currently included in the Index is not removed unless its Model Score falls below that of the sixty-fourth ranked stock in the Sub-Group.

The Intellidex is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Mid Cap Growth Intellidex. The Adviser seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Mid Cap Growth Intellidex; a figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the stocks comprising the Mid Cap Growth Intellidex in proportion to their weightings in the Mid Cap Growth Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Mid Cap Growth Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Mid Cap Growth Intellidex, purchase securities not in the Mid Cap Growth Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Mid Cap Growth Intellidex, or utilize various combinations of other available investment techniques, in seeking to track accurately the Mid Cap Growth Intellidex. The Fund may sell stocks that are represented in the Mid Cap Growth Intellidex, in anticipation of their removal from the Mid Cap Growth Intellidex or purchase stocks not represented in the Mid Cap Growth Intellidex in anticipation of their addition to the Mid Cap Growth Intellidex.

The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Mid Cap Growth Intellidex.

Principal Risks of Investing in the Fund.

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks hereunder for other risk factors.

Growth Investing Style Risk

The Fund emphasizes a "growth" style of investing. The market values of such securities may be more volatile than other types of investments. The returns on "growth" securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Mid Cap Growth Intellidex.

Market Risk

PowerShares are subject to market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Mid Cap Growth Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Mid Cap Growth Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Mid Cap Growth Intellidex.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Mid Cap Growth Intellidex, as would be the case if it purchased all of the stocks in the Mid Cap Growth Intellidex, with the same weightings as the Mid Cap Growth Intellidex.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble, unless that stock is removed from the Mid Cap Growth Intellidex.

Small and Medium-Sized Company Risk

Investing in securities of medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.(1)

--------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES
(fees paid directly from your investments)
--------------------------------------------------------------------------------
PURCHASES IN SUBSCRIPTION OFFERING                                     2.00%*
--------------------------------------------------------------------------------
PURCHASES SUBSEQUENT TO SUBSCRIPTION OFFERING(2), (3)                  None**
--------------------------------------------------------------------------------

* See "HOW TO BUY AND SELL SHARES - Initial Subscription Offering" discussion below.
** See Creation Transaction Fees and Redemption Transaction Fees discussion below.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES(4)
(expenses that are deducted from the Fund's assets)
--------------------------------------------------------------------------------
Management Fees
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees(5)
--------------------------------------------------------------------------------
Other Expenses
--------------------------------------------------------------------------------
Total Gross Annual Fund Operating Expenses
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements(6)
--------------------------------------------------------------------------------
Total Net Annual Fund Operating Expenses
--------------------------------------------------------------------------------

--------------

1. The Fund had not commenced operations as of the date of this prospectus. The expenses listed in the Table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2004.

2. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

3. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the Authorized Participant making the transaction. This variable fee is not an expense of the Fund and does not impact the Fund's expense ratio or the overall cost to investors.

4.   Expressed as a percentage of average net assets.

5. The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear an annual 12b-1 fee of up to ____%. However, no such fee is currently charged to the Fund.

6. Pursuant to the Management Agreement with the Fund, the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, offering costs and other trading expenses, taxes, and extraordinary expenses) from exceeding ____% of average net assets per year, at least until April 30, 2005.

EXAMPLE

This Example is intended to help you compare the cost of investing in PowerShares with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR                                                              3 YEARS
--------------------------------------------------------------------------------


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at net asset value ("NAV") only in large blocks of 50,000 shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay the Fund a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of first creation, was approximately $_________. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $_________ and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $_________ if the Creation Unit is redeemed after one year, and $_________ if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the Authorized Participant making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio or the overall cost to investors.

--------
* See "Creations and Redemptions", later in this Prospectus.

POWERSHARES DYNAMIC MID CAP VALUE PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses,) of an equity index called the Dynamic Mid Cap Value Intellidexsm Index (the "Mid Cap Value Intellidex" or "Underlying Investment Style Intellidex").

PRINCIPAL INVESTMENT STRATEGIES

The Adviser will seek to match the performance of the Underlying Investment Style Intellidex. The Mid Cap Value Intellidex is comprised of 75 U.S. mid cap value stocks selected principally on the basis of their capital appreciation potential as identified by the American Stock Exchange (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology.

INTELLIDEX METHODOLOGY

The Intellidex Methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria including fundamental growth, stock valuation, investment timeliness and risk factors and then ranks and sorts them based on their cumulative scores. Component stocks for the Mid Cap Value Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups.

INDEX CONSTRUCTION

     (1) Investment Style Intellidex Construction Process The 2,000 largest U.S. stocks (by market capitalization) traded on the New York Stock Exchange, the American Stock Exchange and the NASDAQ are ranked for investment potential using a proprietary Amex Intellidex model.

     (2) The universe of companies is divided into groups based on size, style and sub size in the following manner:
          a.   The universe of stocks is segregated into three size groups:
               Large Cap, Mid Cap and Small Cap by selecting the 250 largest (Large Cap), the next 750 largest (Mid Cap) and the remaining 1,000 stocks (Small Cap).
          b. Within each size group, index constituents are assigned a style score ("Style Score"). A stock's Style Score is determined by subtracting a stock's growth orientation ("Growth Score") from a stock's value orientation ("Value Score"). If the result is strongly positive, the stock's style is Growth; if the result is strongly negative, the stock's style is Value. A stock's Value Score and Growth Score are calculated using a cumulative multi-factor methodology as set forth below. Growth and value component factors are percentage ranked over the entire 2000 stock universe.
               i. The cumulative Value Score is calculated by summing the following value factors (weighted): price/forecasted earnings (50%), price/book (12.5%), price/sales (12.5%), price/cash flow (12.5%), dividend yield (12.5%).
               ii. The cumulative Growth Score is calculated by summing the following growth factors (weighted): long-term projected earnings growth (50%), earnings growth (12.5%), sales growth (12.5%), cash flow growth (12.5%), book value growth (12.5%).
          c. Based on the Style Score a set amount of stocks are allocated to each of the Growth and Value styles within each size group for a total of six size and style groups ("Size and Style Groups") as follows: Large Cap Growth and Large Cap Value (100 each); Mid Cap Growth and Mid Cap Value (300 each); Small Cap Growth and Small Cap Value (400 each).
          d. Stocks within the Size and Style Groups are further divided into two market-cap groupings: larger and smaller, creating twelve size and style sub-groups ("Sub-Groups"). Larger and smaller are split into quintiles using market capitalization. Larger stocks are defined by inclusion in the top quintile and smaller are the bottom four quintiles.

     (3) Within each of these six Size and Style Groups a defined number of the top ranked larger and smaller stocks are selected for inclusion in the Index. Selected stocks are equally weighted within their Sub-Groups. The number of stocks selected from a Size and Style Group is predetermined and is as follows:
          a.   Mid Cap Value includes 75 stocks and is divided as follows:
               i. Twenty-two of the top-ranked relatively larger stocks are selected and collectively receive 70% of the total index weight (each larger stock receives on average 3.2%). The twenty-two component stocks selected are the components with the best Model Score in the Sub-Group, except that any component stock that is currently included in the Index is not removed unless its Model Score falls below that of the twenty-seventh ranked stock in the Sub-Group.
                  Fifty-three of the top-ranked relatively smaller stocks are selected and collectively receive 30% of the total index weight (each larger stock receives on average 0.6%). The fifty-three component stocks selected are the components with the best Model Score in the Sub-Group, except that any component stock that is currently included in the Index is not removed unless its Model Score falls below that of the sixty-fourth ranked stock in the Sub-Group.
The Intellidex is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Mid Cap Value Intellidex. The Adviser seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Mid Cap Value Intellidex; a figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the stocks comprising the Mid Cap Value Intellidex in proportion to their weightings in the Mid Cap Value Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Mid Cap Value Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Mid Cap Value Intellidex, purchase securities not in the Mid Cap Value Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Mid Cap Value Intellidex, or utilize various combinations of other available investment techniques, in seeking to track accurately the Mid Cap Value Intellidex. The Fund may sell stocks that are represented in the Mid Cap Value Intellidex, in anticipation of their removal from the Mid Cap Value Intellidex or purchase stocks not represented in the Mid Cap Value Intellidex in anticipation of their addition to the Mid Cap Value Intellidex.

The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Mid Cap Value Intellidex.

Principal Risks of Investing in the Fund.

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks hereunder for other risk factors.

Value Investing Style Risk

A "value" style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on "value" equity securities are less than returns on other styles of investing or the overall stock market. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. Thus, the value of the Fund's investments will vary and at times may be lower or higher than that of other types of investments.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Mid Cap Value Intellidex.

Market Risk

PowerShares are subject to market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Mid Cap Value Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Mid Cap Value Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Mid Cap Value Intellidex.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Mid Cap Value Intellidex, as would be the case if it purchased all of the stocks in the Mid Cap Value Intellidex, with the same weightings as the Mid Cap Value Intellidex.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble, unless that stock is removed from the Mid Cap Value Intellidex.

Small and Medium-Sized Company Risk

Investing in securities of medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.(1)

--------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES
(fees paid directly from your investments)
--------------------------------------------------------------------------------
PURCHASES IN SUBSCRIPTION OFFERING                                    2.00%*
--------------------------------------------------------------------------------
PURCHASES SUBSEQUENT TO SUBSCRIPTION OFFERING(2), (3)                 None**
--------------------------------------------------------------------------------
* See "HOW TO BUY AND SELL SHARES - Initial Subscription Offering" discussion below.
** See Creation Transaction Fees and Redemption Transaction Fees discussion below.
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES(4)
(expenses that are deducted from the Fund's assets)
--------------------------------------------------------------------------------
Management Fees
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees(5)
--------------------------------------------------------------------------------
Other Expenses
--------------------------------------------------------------------------------
Total Gross Annual Fund Operating Expenses
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements(6)
--------------------------------------------------------------------------------
Total Net Annual Fund Operating Expenses
--------------------------------------------------------------------------------

--------------

1. The Fund had not commenced operations as of the date of this prospectus. The expenses listed in the Table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2004.

2. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

3. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the Authorized Participant making the transaction. This variable fee is not an expense of the Fund and does not impact the Fund's expense ratio or the overall cost to investors.

4.   Expressed as a percentage of average net assets.

5. The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear an annual 12b-1 fee of up to ____%. However, no such fee is currently charged to the Fund.

6. Pursuant to the Management Agreement with the Fund, the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, offering costs and other trading expenses, taxes, and extraordinary expenses) from exceeding ____% of average net assets per year, at least until April 30, 2005.

EXAMPLE

This Example is intended to help you compare the cost of investing in PowerShares with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR                                                             3 YEARS
--------------------------------------------------------------------------------



CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at net asset value ("NAV") only in large blocks of 50,000 shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay the Fund a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of first creation, was $_________. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $_________ and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $_________ if the Creation Unit is redeemed after one year, and $_________ if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the Authorized Participant making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio or the overall cost to investors.


--------
* See "Creations and Redemptions", later in this Prospectus.

                 POWERSHARES DYNAMIC SMALL CAP GROWTH PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses,) of an equity index called the Dynamic Small Cap Growth Intellidex(SM) Index (the "Small Cap Growth Intellidex" or "Underlying Investment Style Intellidex").

PRINCIPAL INVESTMENT STRATEGIES

The Adviser will seek to match the performance of the Underlying Investment Style Intellidex. The Small Cap Growth Intellidex is comprised of 100 U.S. small cap growth stocks selected principally on the basis of their capital appreciation potential as identified by the American Stock Exchange (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology.

INTELLIDEX METHODOLOGY

The Intellidex Methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria including fundamental growth, stock valuation, investment timeliness and risk factors and then ranks and sorts them based on their cumulative scores. Component stocks for the Small Cap Growth Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups.

INDEX CONSTRUCTION

     (1) The 2,000 largest U.S. stocks (by market capitalization) traded on the New York Stock Exchange, the American Stock Exchange and the NASDAQ are ranked for investment potential using a proprietary Amex Intellidex model.

     (2) The universe of companies is divided into groups based on size, style and sub size in the following manner:
          a.   The universe of stocks is segregated into three size groups:
               Large Cap, Mid Cap and Small Cap by selecting the 250 largest (Large Cap), the next 750 largest (Mid Cap) and the remaining 1,000 stocks (Small Cap).
          b. Within each size group, index constituents are assigned a style score ("Style Score"). A stock's Style Score is determined by subtracting a stock's growth orientation ("Growth Score") from a stock's value orientation ("Value Score"). If the result is strongly positive, the stock's style is Growth; if the result is strongly negative, the stock's style is Value. A stock's Value Score and Growth Score are calculated using a cumulative multi-factor methodology as set forth below. Growth and value component factors are percentage ranked over the entire 2000 stock universe.

               i. The cumulative Value Score is calculated by summing the following value factors (weighted): price/forecasted earnings (50%), price/book (12.5%), price/sales (12.5%), price/cash flow (12.5%), dividend yield (12.5%).

               ii. The cumulative Growth Score is calculated by summing the following growth factors (weighted): long-term projected earnings growth (50%), earnings growth (12.5%), sales growth (12.5%), cash flow growth (12.5%), book value growth (12.5%).
          c. Based on the Style Score a set amount of stocks are allocated to each of the Growth and Value styles within each size group for a total of six size and style groups ("Size and Style Groups") as follows: Large Cap Growth and Large Cap Value (100 each); Mid Cap Growth and Mid Cap Value (300 each); Small Cap Growth and Small Cap Value (400 each).
          d. Stocks within the Size and Style Groups are further divided into two market-cap groupings: larger and smaller, creating twelve size and style sub-groups ("Sub-Groups"). Larger and smaller are split into quintiles using market capitalization. Larger stocks are defined by inclusion in the top quintile and smaller are the bottom four quintiles.

     (3) Within each of these six Size and Style Groups a defined number of the top ranked larger and smaller stocks are selected for inclusion in the Index. Selected stocks are equally weighted within their Sub-Groups. The number of stocks selected from a Size and Style Group is predetermined and is as follows:
          a.   Small Cap Growth 100 stocks and is divided as follows:
               i. Thirty of the top-ranked relatively larger stocks are selected and collectively receive 70% of the total index weight (each larger stock receives on average 2.3%). The thirty component stocks selected are the components with the best Model Score in the Sub-Group, except that any component stock that is currently included in the Index is not removed unless its Model Score falls below that of the thirty-sixth ranked stock in the Sub-Group.
               ii. Seventy of the top-ranked relatively smaller stocks are selected and collectively receive 30% of the total index weight (each larger stock receives on average 0.4%). The seventy component stocks selected are the components with the best Model Score in the Sub-Group, except that any component stock that is currently included in the Index is not removed unless its Model Score falls below that of the eighty-fourth ranked stock in the Sub-Group.

The Intellidex is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Small Cap Growth Intellidex. The Adviser seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Small Cap Growth Intellidex; a figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the stocks comprising the Small Cap Growth Intellidex in proportion to their weightings in the Small Cap Growth Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Small Cap Growth Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Small Cap Growth Intellidex, purchase securities not in the Small Cap Growth Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Small Cap Growth Intellidex, or utilize various combinations of other available investment techniques, in seeking to track accurately the Small Cap Growth Intellidex. The Fund may sell stocks that are represented in the Small Cap Growth Intellidex, in anticipation of their removal from the Small Cap Growth Intellidex or purchase stocks not represented in the Small Cap Growth Intellidex in anticipation of their addition to the Small Cap Growth Intellidex.

The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Small Cap Growth Intellidex.

Principal Risks of Investing in the Fund.

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks hereunder for other risk factors.

Growth Investing Style Risk

The Fund emphasizes a "growth" style of investing. The market values of such securities may be more volatile than other types of investments. The returns on "growth" securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Small Cap Growth Intellidex.

Market Risk

PowerShares are subject to market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Small Cap Growth Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Small Cap Growth Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Small Cap Growth Intellidex.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Small Cap Growth Intellidex, as would be the case if it purchased all of the stocks in the Small Cap Growth Intellidex, with the same weightings as the Small Cap Growth Intellidex.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble, unless that stock is removed from the Small Cap Growth Intellidex.

Small and Medium-Sized Company Risk

Investing in securities of medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.(1)

--------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES
(fees paid directly from your investments)
--------------------------------------------------------------------------------
PURCHASES IN SUBSCRIPTION OFFERING                                     2.00%*
--------------------------------------------------------------------------------
PURCHASES SUBSEQUENT TO SUBSCRIPTION OFFERING(2), (3)                  None**
--------------------------------------------------------------------------------

* See "HOW TO BUY AND SELL SHARES - Initial Subscription Offering" discussion below.
** See Creation Transaction Fees and Redemption Transaction Fees discussion below.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES(4)
(expenses that are deducted from the Fund's assets)
--------------------------------------------------------------------------------
Management Fees
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees(5)
--------------------------------------------------------------------------------
Other Expenses
--------------------------------------------------------------------------------
Total Gross Annual Fund Operating Expenses
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements(6)
--------------------------------------------------------------------------------
Total Net Annual Fund Operating Expenses
--------------------------------------------------------------------------------

--------------

1. The Fund had not commenced operations as of the date of this prospectus. The expenses listed in the Table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2004.

2. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

3. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the Authorized Participant making the transaction. This variable fee is not an expense of the Fund and does not impact the Fund's expense ratio or the overall cost to investors.

4.   Expressed as a percentage of average net assets.

5. The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear an annual 12b-1 fee of up to ____%. However, no such fee is currently charged to the Fund.

6. Pursuant to the Management Agreement with the Fund, the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, offering costs and other trading expenses, taxes, and extraordinary expenses) from exceeding ____% of average net assets per year, at least until April 30, 2005.

EXAMPLE

This Example is intended to help you compare the cost of investing in PowerShares with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR                                                              3 YEARS
--------------------------------------------------------------------------------


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at net asset value ("NAV") only in large blocks of 50,000 shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay the Fund a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of first creation, was $___________. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $_________ and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $______ if the Creation Unit is redeemed after one year, and $______ if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the Authorized Participant making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio or the overall cost to investors.


--------
* See "Creations and Redemptions", later in this Prospectus.

                  POWERSHARES DYNAMIC SMALL CAP VALUE PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses,) of an equity index called the Dynamic Small Cap Value Intellidex(SM) Index (the "Small Cap Value Intellidex" or "Underlying Investment Style Intellidex").

PRINCIPAL INVESTMENT STRATEGIES

The Adviser will seek to match the performance of the Underlying Investment Style Intellidex. The Small Cap Value Intellidex is comprised of 100 U.S. Small Cap Value stocks selected principally on the basis of their capital appreciation potential as identified by the American Stock Exchange (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology.

INTELLIDEX METHODOLOGY

The Intellidex Methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria including fundamental growth, stock valuation, investment timeliness and risk factors and then ranks and sorts them based on their cumulative scores. Component stocks for the Small Cap Value Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups.

INDEX CONSTRUCTION

     (1) The 2,000 largest U.S. stocks (by market capitalization) traded on the New York Stock Exchange, the American Stock Exchange and the NASDAQ are ranked for investment potential using a proprietary Amex Intellidex model.

     (2) The universe of companies is divided into groups based on size, style and sub size in the following manner:
          a.   The universe of stocks is segregated into three size groups:
               Large Cap, Mid Cap and Small Cap by selecting the 250 largest (Large Cap), the next 750 largest (Mid Cap) and the remaining 1,000 stocks (Small Cap).
          b. Within each size group, index constituents are assigned a style score ("Style Score"). A stock's Style Score is determined by subtracting a stock's growth orientation ("Growth Score") from a stock's value orientation ("Value Score"). If the result is strongly positive, the stock's style is Growth; if the result is strongly negative, the stock's style is Value. A stock's Value Score and Growth Score are calculated using a cumulative multi-factor methodology as set forth below. Growth and value component factors are percentage ranked over the entire 2000 stock universe.
               i. The cumulative Value Score is calculated by summing the following value factors (weighted): price/forecasted earnings (50%), price/book (12.5%), price/sales (12.5%), price/cash flow (12.5%), dividend yield (12.5%).
               ii. The cumulative Growth Score is calculated by summing the following growth factors (weighted): long-term projected earnings growth (50%), earnings growth (12.5%), sales growth (12.5%), cash flow growth (12.5%), book value growth (12.5%).
          c. Based on the Style Score a set amount of stocks are allocated to each of the Growth and Value styles within each size group for a total of six size and style groups ("Size and Style Groups") as follows: Large Cap Growth and Large Cap Value (100 each); Mid Cap Growth and Mid Cap Value (300 each); Small Cap Growth and Small Cap Value (400 each).
          d. Stocks within the Size and Style Groups are further divided into two market-cap groupings: larger and smaller, creating twelve size and style sub-groups ("Sub-Groups"). Larger and smaller are split into quintiles using market capitalization. Larger stocks are defined by inclusion in the top quintile and smaller are the bottom four quintiles.

     (3) Within each of these six Size and Style Groups a defined number of the top ranked larger and smaller stocks are selected for inclusion in the Index. Selected stocks are equally weighted within their Sub-Groups. The number of stocks selected from a Size and Style Group is predetermined and is as follows:
          a.   Small Cap Value includes 100 stocks and is divided as follows:
               i. Thirty of the top-ranked relatively larger stocks are selected and collectively receive 70% of the total index weight (each larger stock receives on average 2.3%). The thirty component stocks selected are the components with the best Model Score in the Sub-Group, except that any component stock that is currently included in the Index is not removed unless its Model Score falls below that of the thirty-sixth ranked stock in the Sub-Group.
               ii. Seventy of the top-ranked relatively smaller stocks are selected and collectively receive 30% of the total index weight (each larger stock receives on average 0.4%). The seventy component stocks selected are the components with the best Model Score in the Sub-Group, except that any component stock that is currently included in the Index is not removed unless its Model Score falls below that of the eighty-fourth ranked stock in the Sub-Group.

The Intellidex is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Small Cap Value Intellidex. The Adviser seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Small Cap Value Intellidex; a figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the stocks comprising the Small Cap Value Intellidex in proportion to their weightings in the Small Cap Value Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Small Cap Value Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Small Cap Value Intellidex, purchase securities not in the Small Cap Value Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Small Cap Value Intellidex, or utilize various combinations of other available investment techniques, in seeking to track accurately the Small Cap Value Intellidex. The Fund may sell stocks that are represented in the Small Cap Value Intellidex, in anticipation of their removal from the Small Cap Value Intellidex or purchase stocks not represented in the Small Cap Value Intellidex in anticipation of their addition to the Small Cap Value Intellidex.

The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Small Cap Value Intellidex.

Principal Risks of Investing in the Fund.

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks hereunder for other risk factors.

Value Investing Style Risk

A "value" style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on "value" equity securities are less than returns on other styles of investing or the overall stock market. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. Thus, the value of the Fund's investments will vary and at times may be lower or higher than that of other types of investments.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Small Cap Value Intellidex.

Market Risk

PowerShares are subject to market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Small Cap Value Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Small Cap Value Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Small Cap Value Intellidex.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Small Cap Value Intellidex, as would be the case if it purchased all of the stocks in the Small Cap Value Intellidex, with the same weightings as the Small Cap Value Intellidex.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble, unless that stock is removed from the Small Cap Value Intellidex.

Small and Medium-Sized Company Risk

Investing in securities of medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.(1)

--------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES
(fees paid directly from your investments)
--------------------------------------------------------------------------------
PURCHASES IN SUBSCRIPTION OFFERING                                     2.00%*
--------------------------------------------------------------------------------
PURCHASES SUBSEQUENT TO SUBSCRIPTION OFFERING(2), (3)                  None**
--------------------------------------------------------------------------------
* See "HOW TO BUY AND SELL SHARES - Initial Subscription Offering" discussion below.
**See Creation Transaction Fees and Redemption Transaction Fees discussion below.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES(4)
(expenses that are deducted from the Fund's assets)
--------------------------------------------------------------------------------
Management Fees
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees(5)
--------------------------------------------------------------------------------
Other Expenses
--------------------------------------------------------------------------------
Total Gross Annual Fund Operating Expenses
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements(6)
--------------------------------------------------------------------------------
Total Net Annual Fund Operating Expenses
--------------------------------------------------------------------------------

--------------

1. The Fund had not commenced operations as of the date of this prospectus. The expenses listed in the Table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2004.

2. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

3. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the Authorized Participant making the transaction. This variable fee is not an expense of the Fund and does not impact the Fund's expense ratio or the overall cost to investors.

4.   Expressed as a percentage of average net assets.

5. The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear an annual 12b-1 fee of up to ____%. However, no such fee is currently charged to the Fund.

6. Pursuant to the Management Agreement with the Fund, the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding ____% of average net assets per year, at least until April 30, 2005.

EXAMPLE

This Example is intended to help you compare the cost of investing in PowerShares with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR                                                               3 YEARS
--------------------------------------------------------------------------------


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at net asset value ("NAV") only in large blocks of 50,000 shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay the Fund a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of first creation, was $_________. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $_________ and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $______ if the Creation Unit is redeemed after one year, and $______ if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the Authorized Participant making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio or the overall cost to investors.


--------
* See "Creations and Redemptions", later in this Prospectus.

                    POWERSHARES ZACKS NEGLECTED OPPORTUNITIES
                               SMALL-CAP PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses,) of an equity index called the Zacks Neglected Opportunities Small-Cap Index (the "Zacks Index" or "Underlying Zacks Index").

PRINCIPAL INVESTMENT STRATEGIES

The Adviser will seek to match the performance of the Underlying Zacks Index. The Zacks Neglected Opportunities Small-Cap Index is comprised of 200 stocks selected principally for capital appreciation potential as identified by Zacks Investment Research ("Researched Stocks") pursuant to a proprietary Zacks methodology.

INDEX METHODOLOGY

The Zacks methodology is designed to objectively identify those stocks that have potential for capital appreciation based on the Zacks "Neglect Effect" research. The research suggests that stocks that are "Neglected" and receive little or no research coverage from Wall Street analysts tend to outperform "Researched Stocks". The methodology determines the "Neglect" of a company by "Wall Street" analysts by confirming earnings estimate coverage over the previous year. Lack of current year estimates would qualify a stock for inclusion in the universe of eligible securities from which the index is chosen. The 200 Neglected Stocks with the greatest potential for capital appreciation are then selected for the index according to a proprietary Zacks methodology which considers money flows, liquidity and timeliness factors. The index is equally weighted and rebalanced semi-annually.

The Zacks Rank and Research has been published and disseminated by Zacks Investment Research for over 20 years. To accurately provide the research and rankings each week Zacks records 25,000 earnings estimate revision and changes produced by 4,000 investment analysts employed by 250 U.S. and Canadian Broker Dealers as well as processing over 500,000 pages of brokerage research annually.

INDEX CONSTRUCTION

The Zacks Neglected Opportunities Index is comprised of 200 stocks selected using the following procedure:

1. The 5,000 largest U.S. stocks (by market capitalization) traded on the New York Stock Exchange, the American Stock Exchange and the NASDAQ are evaluated by Zacks Investment Research using the following stock selection methodology.

2.   The universe of neglected companies is selected in the following manner:

     All stocks are evaluated to determine their coverage status using the Zacks proprietary earnings estimate and research coverage over the previous year.

     The stocks are then segregated into two groups:

     i. Neglected Stocks - Stocks with no or minimal "Wall Street" analyst coverage in the previous year.

     ii. Researched Stocks - Stocks which received full or reasonable coverage from "Wall Street" over the previous year.

          The top 200 Neglected Stocks having the greatest potential for capital appreciation are chosen according to a proprietary Zacks methodology which considers money flows, liquidity and timeliness factors.

          The stocks are equal weighted.

          The index is rebalanced and reconstituted on a semi-annual basis.

Principal Risks of Investing in the Fund.

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks hereunder for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Zacks Index.

Market Risk

PowerShares are subject to market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Zacks Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Zacks Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Zacks Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Zacks Index, as would be the case if it purchased all of the stocks in the Zacks Index, with the same weightings as the Zacks Index.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble, unless that stock is removed from the Zacks Index.

Small Company Risk

Investing in securities of small-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.(1)

---------------------------------------------------------------- ---------------
SHAREHOLDER TRANSACTION EXPENSES
(fees paid directly from your investments)
---------------------------------------------------------------- ---------------
PURCHASES IN SUBSCRIPTION OFFERING                               2.00%*
---------------------------------------------------------------- ---------------
PURCHASES SUBSEQUENT TO SUBSCRIPTION OFFERING(2), (3)            None**
---------------------------------------------------------------- ---------------
* See "HOW TO BUY AND SELL SHARES - Initial Subscription Offering" discussion below.
**See Creation Transaction Fees and Redemption Transaction Fees discussion below.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES(4)
(expenses that are deducted from the Fund's assets)
--------------------------------------------------------------------------------
Management Fees

--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees(5)
--------------------------------------------------------------------------------
Other Expenses

--------------------------------------------------------------------------------
Total Gross Annual Fund Operating Expenses

--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements(6)
--------------------------------------------------------------------------------
Total Net Annual Fund Operating Expenses

--------------------------------------------------------------------------------

--------------

1. The Fund had not commenced operations as of the date of this prospectus. The expenses listed in the Table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2004.

2. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

3. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the Authorized Participant making the transaction. This variable fee is not an expense of the Fund and does not impact the Fund's expense ratio or the overall cost to investors.

4.   Expressed as a percentage of average net assets.

5. The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear an annual 12b-1 fee of up to _____. However, no such fee is currently charged to the Fund.

6. Pursuant to the Management Agreement with the Fund, the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, offering costs and other trading expenses, taxes, and extraordinary expenses) from exceeding _____ of average net assets per year, at least until April 30, 2005.

EXAMPLE

This Example is intended to help you compare the cost of investing in PowerShares with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR                                                                3 YEARS
--------------------------------------------------------------------------------


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at net asset value ("NAV") only in large blocks of 50,000 shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay the Fund a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of first creation, was $_________. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $_________ and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $______ if the Creation Unit is redeemed after one year, and $______ if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the Authorized Participant making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio or the overall cost to investors.

--------------------------------
* See "Creations and Redemptions", later in this Prospectus.

ADDITIONAL INVESTMENT STRATEGIES

Each Fund will normally invest at least 90% of its total assets in component securities that comprise its respective Underlying Intellidex or, in the case of the Zacks Neglected Opportunities Small-Cap Portfolio, the Underlying Zacks Index. Each Fund may invest its remaining assets in money market instruments, including repurchase agreements or other funds which invest exclusively in money market instruments (subject to applicable limitations under the Investment Company Act of 1940, as amended (the "1940 Act"), or exemptions therefrom), in convertible securities, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors, such as the movement of a particular stock or stock index) and in options and futures contracts. Options and futures contracts (and convertible securities and structured notes) may be used by a Fund in seeking performance that corresponds to its respective Underlying Intellidex or, in the case of the Zacks Neglected Opportunities Small-Cap Portfolio, the Underlying Zacks Index, and in managing cash flows. The Funds will not invest in money market instruments as part of a temporary defensive strategy to protect against potential stock market declines. The Adviser anticipates that it may take approximately three Business Days for additions and deletions to each Fund's Underlying Intellidex or, in the case of the Zacks Neglected Opportunities Small-Cap Portfolio, the Underlying Zacks Index, to be reflected in the portfolio composition of each Fund.

The investment objective of each Fund is a fundamental policy that may be changed only with shareholder approval. Each of the other policies described herein constitutes a non-fundamental policy that may be changed by the Board of Trustees without shareholder approval. Certain other fundamental policies of the Trust are set forth in the Statement of Additional Information under "Investment Restrictions."

         BORROWING MONEY

Each Fund may borrow money from a bank up to a limit of 10% of the value of its assets, but only for temporary or emergency purposes.

         SECURITIES LENDING

Each Fund may lend its portfolio securities. In connection with such loans, each Fund receives liquid collateral equal to at least 105% of the value of the portfolio securities being lent. This collateral is marked to market on a daily basis.

ADDITIONAL RISKS

         TRADING ISSUES

Trading in Shares on the American Stock Exchange may be halted due to market conditions or for reasons that, in the view of the American Stock Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the American Stock Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the American Stock Exchange "circuit breaker" rules. There can be no assurance that the requirements of the American Stock Exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged.

         FLUCTUATION OF NET ASSET VALUE

The net asset value of a Fund's Shares will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of Shares will generally fluctuate in accordance with changes in net asset value and as well as the relative supply of and demand for Shares on the American Stock Exchange. The Adviser cannot predict whether Shares will trade below, at or above their net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks of a Fund's Underlying Intellidex or the Underlying Zacks Index trading individually or in the aggregate at any point in time. However, given that Shares can be purchased and redeemed in Creation Units (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser believes that large discounts or premiums to the net asset value of Shares should not be sustained.

         PORTFOLIO TURNOVER

         Each Fund may engage in active and frequent trading of its portfolio securities. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of the year. A high portfolio turnover rate (over 100%) could result in high brokerage costs and an increase in taxable capital gains distributions to a Fund's shareholders.

         SECURITIES LENDING

Although each Fund will receive collateral in connection with all loans of its securities holdings, a Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the
Fund). In addition, a Fund will bear the risk of loss of any cash collateral that it invests.

MANAGEMENT OF THE FUNDS

PowerShares Capital Management LLC has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs, and providing certain clerical, bookkeeping and other administrative services. The Funds' principal portfolio manager is John W. Southard Jr., CFA, MBA.

Mr. Southard is a Managing Director at the Adviser, and has been with the firm since its inception. Prior to his current position, he was a Senior Equity Analyst at Charles A. Schwab & Company Securities. Prior to his work at Charles
A. Schwab & Company Securities, Mr. Southard was a portfolio manager and equity analyst at First Trust Portfolios LP (formerly, "Nike Securities LP").

The Adviser will receive fees from each Fund equal to ____ of the Fund's average daily net assets.

Each Fund is responsible for all its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, paying for licensing fees related to the Investment Style Intellidexes, any distribution fees or expenses, offering fees or expenses and extraordinary expenses. Pursuant to the Management Agreement, until at least April 30, 2005 the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding ____ of average daily net assets.

PowerShares Capital Management LLC is a newly organized investment adviser. The Adviser is located at the Wheaton Oaks Professional Building, 855 West Prairie Avenue, Wheaton, Illinois 60187.

HOW TO BUY AND SELL SHARES

         INITIAL SUBSCRIPTION OFFERING

Subject to receipt of appropriate regulatory assurances or relief, the Funds will initially offer their Shares in a Subscription Offering beginning ________ and ending at __________ 4:00 pm (the "Closing Date.")*. During the Subscription Offering, _____________ and securities dealers that have entered into agreements with ____________ will solicit subscriptions. The purchase price for Shares purchased by subscribers during the Subscription Offering will be $10.00 per share plus a sales charge of 2% thereon. The minimum dollar investment will be $1,020 (100 Shares at $10.00 per share plus a 2% sales charge.) Orders must be placed with __________ in proper form, accompanied by payment in federal funds, prior to the Closing Date. On the business day following the Closing Date: (i) ____________ will utilize the proceeds of the Subscription Offering to either
(a) purchase a basket of securities designed to replicate the applicable underlying index as specified by the Adviser; and in turn, tender these securities to the Funds in exchange for Shares; or (b) purchase Shares from an Authorized Participant; (ii) the Shares will be issued and listed on the American Stock Exchange; and (iii) _________ will transfer the appropriate number of Shares to each subscriber. The Shares issued in connection with the Subscription Offering will be issued at $10.00 per Share*.

Apart from Shares issued in connection with the Subscription Offering, Shares will be issued or redeemed by the Funds at net asset value per share only in Creation Unit size. See "Creations, Redemptions and Transaction Fees."

         SUBSEQUENT TO INITIAL SUBSCRIPTION OFFERING

Most investors will buy and sell Shares of the Funds in secondary market transactions through brokers. Shares of the Funds will be listed for trading on the secondary market

--------------------------
* Patent Pending
on the American Stock Exchange. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares are generally purchased and sold in "round lots" of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller "oddlots," at no per-share price differential. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. PowerShares trade under:

Fund                                                    Amex Trading Symbol
----                                                    -------------------
Dynamic Large Cap Growth Portfolio                               PWB
Dynamic Large Cap Value Portfolio                                PWV
Dynamic Mid Cap Growth Portfolio                                 PWJ
Dynamic Mid Cap Value Portfolio                                  PWP
Dynamic Small Cap Growth Portfolio                               PWT
Dynamic Small Cap Value Portfolio                                PWY
Zacks Neglected Opportunities Small-Cap Portfolio                ___

Share prices are reported in dollars and cents per Share.

Investors may acquire Shares directly from each Fund, and shareholders may tender their Shares for redemption directly to each Fund, only in Creation Units of 50,000 Shares, as discussed in the "Creations and Redemptions" section, below.

         BOOK ENTRY

Shares are held in book-entry form, which means that no stock certificates are issued. Depository Trust Company ("DTC") or its nominee, is the record owner of all outstanding Shares of the Fund and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or "street name" form.

         FUND SHARE TRADING PRICES

The trading prices of Shares of each Fund on the American Stock Exchange may differ from that Fund's daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.

The American Stock Exchange intends to disseminate the approximate value of Shares of each Fund every fifteen seconds. This approximate value should not be viewed as a "real-time" update of the NAV per Share of the Fund, because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and the Funds do not make any warranty as to its accuracy.

CREATIONS, REDEMPTIONS AND TRANSACTION FEES

         Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Set forth below is a brief description of the procedures applicable to purchase and redemption of Creation Units. For more detailed information see "PURCHASE AND REDEMPTION OF CREATION UNITS" in the Statement of Additional Information.

         PURCHASE

         In order to purchase Creation Units of a Fund, an investor must generally deposit a designated portfolio of equity securities constituting a substantial replication, or a representation, of the stocks included in the relevant Fund's Underlying Intellidex or the Underlying Zacks Index (the "Deposit Securities") and generally make a small cash payment referred to as the "Cash Component." The list of the names and the numbers of shares of the Deposit Securities is made available by the Fund's custodian through the facilities of the National Securities Clearing Corporation, commonly referred to as NSCC, immediately prior to the opening of business each day of the American Stock Exchange. The Cash Component represents the difference between the net asset value of a Creation Unit and the market value of the Deposit Securities.

         Orders must be placed in proper form by or through either (i) a "Participating Party" i.e., a broker-dealer or other participant in the Clearing Process of the Continuous Net Settlement System of the NSCC (the "Clearing Process") or (ii) a participant of the Depositary Trust Company ("DTC Participant") that has entered into an agreement with the principal underwriter and the transfer agent, with respect to purchases and redemptions of Creation Units ("Authorized Participant"). All orders must be placed for one or more whole Creation Units of Shares of a Fund and must be received by the principal underwriter in proper form no later than the close of regular trading on the American Stock Exchange (ordinarily 4:00 p.m., New York time) ("Closing Time") in order to receive that day's closing net asset value per Share. In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the principal underwriter no later than 3:00 p.m., New York time. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or any other relevant reason. See "PURCHASE AND REDEMPTION OF CREATION UNITS" in the Statement of Additional Information.

         A fixed creation transaction fee of $500 (the "Creation Transaction Fee") is applicable to each transaction regardless of the number of Creation Units purchased in the transaction. An additional charge of up to four times the Creation Transaction Fee may be imposed with respect to transactions effected outside of the Clearing Process (through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. See "PURCHASE AND REDEMPTION OF CREATION UNITS" in the Statement of Additional Information. The price for each Creation Unit will equal the daily net asset value per Share times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any Transfer Taxes.

         Shares of a Fund may be issued in advance of receipt of all Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Fund cash at least equal to 115% of the market value of the missing Deposit Securities. See "PURCHASE AND REDEMPTION OF CREATION UNITS" in the Statement of Additional Information.

         LEGAL RESTRICTIONS ON TRANSACTIONS IN CERTAIN STOCKS

         An investor subject to a legal restriction with respect to a particular stock required to be deposited in connection with the purchase of a Creation Unit may, at the Fund's discretion, be permitted to deposit an equivalent amount of cash in substitution for any stock which would otherwise be included in the Deposit Securities applicable to the purchase of a Creation Unit. For more details, see "PURCHASE AND REDEMPTION OF CREATION UNITS" in the Statement of Additional Information.

         REDEMPTION

         The Fund's custodian makes available immediately prior to the opening of business each day of the American Stock Exchange, through the facilities of the NSCC, the list of the names and the numbers of shares of each Fund's portfolio securities that will be applicable that day to redemption requests in proper form ("Fund Securities"). Fund Securities received on redemption may not be identical to Deposit Securities which are applicable to purchases of Creation Units. Unless cash redemptions are available or specified for a particular Fund, the redemption proceeds consist of the Fund Securities, plus cash in an amount equal to the difference between the net asset value of Shares being redeemed as next determined after receipt by the transfer agent of a redemption request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less the applicable redemption fee and, if applicable, any transfer taxes. Should the Fund

Securities have a value greater than the net asset value of Shares being redeemed, a compensating cash payment to the Trust equal to the differential, plus the applicable redemption fee and, if applicable, any transfer taxes will be required to be arranged for by or on behalf of the redeeming shareholder. For more details, see "PURCHASE AND REDEMPTION OF CREATION UNITS" in the Statement of Additional Information.

         An order to redeem Creation Units of a Fund may only be effected by or through an Authorized Participant. An order to redeem must be placed for one or more whole Creation Units and must be received by the transfer agent in proper form no later than the close of regular trading on the American Stock Exchange (ordinarily 4:00 p.m.) in order to receive that day's closing net asset value per Share. In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the transfer agent no later than 3:00 p.m. New York time.

         A fixed redemption transaction fee of $500 (the "Redemption Transaction Fee") is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional charge of up to four times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by the Trust with respect to redemptions effected outside of the Clearing Process or to the extent that redemptions are for cash. Each Fund reserves the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities, however, each Fund may, in its discretion, reject any such request. See "PURCHASE AND REDEMPTION OF CREATION UNITS" in the Statement of Additional Information.

         LEGAL RESTRICTIONS ON TRANSACTIONS IN CERTAIN STOCKS

         An investor subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends from net investment income, if any, are declared and paid quarterly. Each Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available.

         TAXES

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

         o        Your Fund makes distributions, and

         o        You sell your Shares listed on the American Stock Exchange

         o        You purchase or redeem Creation Units

TAXES ON DISTRIBUTIONS

In the case of the Funds described in this prospectus, dividends from net investment income, if any, are declared and paid quarterly. Each Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in a Fund. Dividends paid out of a Fund's income and net short-term gains, if any, are taxable as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares.

Distributions in excess of a Fund's current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares, and as capital gain thereafter. A distribution will reduce a Fund's net asset value per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.

By law, your Fund must withhold a percentage of your distributions and proceeds if you have not provided a taxpayer identification number or social security number. The backup withholding rate is currently 28%.

TAXES ON EXCHANGE-LISTED SHARE SALES

Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less.

TAXES ON PURCHASE AND REDEMPTION OF CREATION UNITS

A person who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger's aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions, and sales of Fund Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Fund Shares under all applicable tax laws.

DISTRIBUTION PLAN

ALPS Distributors, Inc. serves as the Distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares.

The Board of Trustees of the Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, each Fund is authorized to pay an amount up to _____ of its average daily net assets each year for certain distribution-related activities.

No 12b-1 fees are currently charged to either Fund, and there are no plans to impose these fees. However, in the event 12b-1 fees are charged in the future, because these fees are paid out of the Fund's assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NET ASSET VALUE

The Bank of New York Company, Inc. ("BONY") calculates each Fund's NAV at the close of regular trading (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. NAV is calculated by deducting all of the Fund's liabilities from the total value of its assets and dividing the result by the number of shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Trust's Board of Trustees or its delegate.

In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. Common stocks and other equity securities are valued at the last sales price that day or in the case of the NASDAQ, at the NASDAQ official closing price. When price quotes are not readily available, securities will be valued at fair value.

FUND SERVICE PROVIDERS

The Bank of New York is the administrator, custodian, fund accounting and transfer agent for each Fund.

Mayer, Brown, Rowe & Maw LLP, 1675 Broadway, New York, NY 10019, serves as legal counsel to the Funds.

PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, NY 10036, serves as independent auditors of the Funds. The independent auditors are responsible for auditing the annual financial statements of the Funds.

INTELLIDEX & INDEX PROVIDERS

The American Stock Exchange is the Intellidex Provider for certain of the Funds. The Intellidex Provider is not affiliated with the Trust, the Adviser, or the Distributor. The Adviser has entered into a license agreement with the Intellidex Provider to use the Intellidexes. The Adviser, in turn, is granting sublicensee rights at no charge to the Trust, to use the Intellidex.

The American Stock Exchange develops, calculates, and maintains its own proprietary indices, and serves as the calculation agent for third-party indices. Amex publishes index values to market data vendors through the facilities of the Consolidated Tape Association's Network B. The more than 200 index values currently calculated by the Amex are used as benchmarks, or to support the trading of Exchange Traded Funds, Index Options, and other Structured Products listed on the Amex. Index changes (additions, deletions, share changes, price adjustments, rebalances, etc.) are announced by the Amex as early as practicable prior to the effectiveness of the change or scheduled event--these announcements are currently available on the Index Daily List on http://www.amextrader.com.

Zacks Investment Research ("Zacks") is the Index Provider for the Zacks Neglected Opportunities Small-Cap Portfolio. Zacks Investment Research is not affiliated with the Trust, the Adviser, or the Distributor. The Adviser has entered into a license agreement with Zacks Investment Research to use the Zacks Index. The Adviser, in turn, is granting sublicensee rights at no charge to the Trust, to use the Zacks Index.

DISCLAIMERS

The "Dynamic Large Cap Growth Intellidexsm", "Dynamic Large Cap Value Intellidex(SM)", "Dynamic Mid Cap Growth Intellidex(SM)", "Dynamic Mid Cap Value Intellidex(SM)", "Dynamic Small Cap Growth Intellidex(SM)", and "Dynamic Small Cap Value Intellidex(SM)" are trademarks of the American Stock Exchange and have been licensed for use for certain purposes by the Adviser. The "Zacks Neglected Opportunities Small-Cap Index" is a trademark of Zacks Investment Research and has been licensed for use for certain purposes by the Adviser. Set forth below is a list of each Fund and the Underlying Intellidex upon which it is based:


------------------------------------------------------- -----------------------------------------------------
FUND                                                    UNDERLYING INTELLIDEX
------------------------------------------------------- -----------------------------------------------------
PowerShares Dynamic Large Cap Growth Portfolio          Dynamic Large Cap Growth Intellidex(SM)
------------------------------------------------------- -----------------------------------------------------
PowerShares Dynamic Large Cap Value Portfolio           Dynamic Large Cap Value Intellidex(SM)
------------------------------------------------------- -----------------------------------------------------
PowerShares Dynamic Mid Cap Growth Portfolio            Dynamic Mid Cap Growth Intellidex(SM)
------------------------------------------------------- -----------------------------------------------------
PowerShares Dynamic Mid Cap Value Portfolio             Dynamic Mid Cap Value Intellidex(SM)
------------------------------------------------------- -----------------------------------------------------

------------------------------------------------------- -----------------------------------------------------
PowerShares Dynamic Small Cap Growth Portfolio          Dynamic Small Cap Growth Intellidex(SM)
------------------------------------------------------- -----------------------------------------------------
PowerShares Dynamic Small Cap Value Portfolio           Dynamic Small Cap Value Intellidex(SM)
------------------------------------------------------- -----------------------------------------------------

None of the Funds is sponsored, endorsed, sold or promoted by the American Stock Exchange, or Zacks Investment Research, and neither the American Stock Exchange nor Zacks Investment Research makes any representation regarding the advisability of investing in Shares of these Funds.

The American Stock Exchange makes no representation or warranty, express or implied, to the owners of Fund Shares or any member of the public regarding the advisability of investing in securities generally or in Shares particularly. As the Intellidex Provider, the American Stock Exchange's only relationship to the Distributor, the Adviser or the Trust is the licensing of certain trademarks and trade names of the American Stock Exchange, the Dynamic Large Cap Growth Intellidex(SM), Dynamic Large Cap Value Intellidex(SM), Dynamic Mid Cap Growth Intellidex(SM), Dynamic Mid Cap Value Intellidex(SM), Dynamic Small Cap Growth Intellidex(SM), and Dynamic Small Cap Value Intellidex(SM); in addition, the American Stock Exchange acts as the exchange on which the shares are traded. The Underlying Intellidexes are selected and calculated without regard to the Distributor, the Adviser, the Trust or any holders of Shares. The American Stock Exchange has no obligation to take the needs of the Distributor, the Adviser, the Trust or the owners of Shares into consideration in determining, composing or calculating the Indices. The American Stock Exchange is not responsible for and has not participated in the determination of the prices and amount of Shares or the timing of the issuance or sale of Shares or in the determination of any financial calculations relating thereto. The American Stock Exchange has no obligation or liability in connection with the administration of the Trust, or marketing of the Shares. The American Stock Exchange does not guarantee the accuracy and/or the completeness of the Indices or any data included therein, and the American Stock Exchange shall have no liability for any errors, omissions, or interruptions therein. The American Stock Exchange makes no warranty, express or implied, as to results to be obtained by the Distributor, the Adviser, the Trust or owners of Shares, or any other person or entity, from the use of the Underlying Intellidexes or any data included therein. The American Stock Exchange makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Intellidexes or any data included therein, the Funds, the Trust or the Shares. Without limiting any of the foregoing, in no event shall the American Stock Exchange have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the Underlying Intellidexes or any data included therein, the Funds, the Trust or the Shares, even if notified of the possibility of such damages.

Zacks' only relationship to PowerShares is Zacks' licensing to PowerShares certain Zacks trademarks, Indexes and trade names, which are composed by Zacks without regard to PowerShares, this product or any investor.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Intellidexes or the Underlying Zacks Index or any data included therein, and the Adviser shall have no liability for any errors, omissions, or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares of the Funds, or any other person or entity from the use of the Underlying Intellidexes or the Underlying Zacks Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Intellidexes or Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of the Intellidex indices or the Zacks Index, even if notified of the possibility of such damages.

OTHER INFORMATION

For purposes of the 1940 Act, each Fund is a registered investment company and the acquisition of Shares by other investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act.

CONTINUOUS OFFERING

The method by which Creation Unit Aggregations of Fund Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold by the Funds on an ongoing basis, a "distribution", as such term is used in the Securities Act of 1933, may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus-delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. The Trust, however, has received from the Securities and Exchange Commission an exemption from the prospectus delivery obligation in ordinary secondary market transactions under certain circumstances, on the condition that purchasers are provided with a product description of the Shares. As a result, broker dealer-firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(a) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus-delivery obligation with respect to Shares are reminded that, under the Securities Act Rule 153, a prospectus-delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the American Stock Exchange is satisfied by the fact that the prospectus is available at the American Stock Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

For more detailed information on the Trust, the Funds and Shares, you may request a copy of the Trust's Statement of Additional Information ("SAI"). The SAI provides detailed information about the Funds, and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus. If you have questions about the Funds or Shares or you wish to obtain the SAI free of charge, please:

         Call:

                  ALPS Distributors, Inc. at 1-800-THE-AMEX (843-2639)

                  Monday through Friday

                  8:00 a.m. to 5:00 p.m. Mountain Time

                  Write:   PowerShares Exchange-Traded Fund Trust
                           c/o ALPS Distributors, Inc.
                           1625 Broadway, Suite 2200
                           Denver, Colorado  80202

                  Visit:   www.powershares.com

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address:

                  publicinfo@sec.gov

or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102. The Trust's registration number under the Investment Company Act of 1940 is 811-21265.

No person is authorized to give any information or to make any representations about the Funds and their Shares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

DEALERS EFFECTING TRANSACTIONS IN THE FUNDS' SHARES, WHETHER OR NOT PARTICIPATING IN THIS DISTRIBUTION, ARE GENERALLY REQUIRED TO DELIVER A PROSPECTUS. THIS IS IN ADDITION TO ANY OBLIGATION OF DEALERS TO DELIVER A PROSPECTUS WHEN ACTING AS UNDERWRITERS.

                    INVESTMENT COMPANY ACT FILE NO. 811-21265

                     POWERSHARES EXCHANGE-TRADED FUND TRUST

                      POWERSHARES DYNAMIC MARKET PORTFOLIO
                        POWERSHARES DYNAMIC OTC PORTFOLIO
                 POWERSHARES DYNAMIC LARGE CAP GROWTH PORTFOLIO
                  POWERSHARES DYNAMIC LARGE CAP VALUE PORTFOLIO
                  POWERSHARES DYNAMIC MID CAP GROWTH PORTFOLIO
                   POWERSHARES DYNAMIC MID CAP VALUE PORTFOLIO
                 POWERSHARES DYNAMIC SMALL CAP GROWTH PORTFOLIO
                  POWERSHARES DYNAMIC SMALL CAP VALUE PORTFOLIO
          POWERSHARES ZACKS NEGLECTED OPPORTUNITIES SMALL-CAP PORTFOLIO

                       STATEMENT OF ADDITIONAL INFORMATION

                             DATED JANUARY __, 2004

This Statement of Additional Information is not a Prospectus. It should be read in conjunction with the Prospectus dated January __, 2004 (the "Prospectus") for the PowerShares Dynamic Market Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Dynamic Large Cap Value Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, and PowerShares Dynamic Small Cap Value Portfolio, and PowerShares Zacks Neglected Opportunities Small-Cap Portfolio (each a "Fund," collectively, the "Funds") each of which is a series of the PowerShares Exchange-Traded Fund Trust (the "Trust"), as it may be revised from time to time. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Trust's Distributor, Alps Distributors Inc., 1625 Broadway, Suite 2200, Denver, Colorado 80202.

                                TABLE OF CONTENTS

                                                                            Page

General Description of the Trust and the Fund..................................1
Exchange Listing and Trading...................................................2
Investment Restrictions and Policies...........................................3

         Investment Restrictions...............................................3

Investment Policies and Risks..................................................5

                  Loans of Portfolio Securities................................5
                  Repurchase Agreements........................................5
                  Reverse Repurchase Agreements................................6
                  Money Market Instruments.....................................6
                  Investment Companies, REITs..................................7
                  Illiquid Securities..........................................7
                  Futures and Options..........................................7

                                                                            Page
                                                                            ----
                  Restrictions on the Use of Futures Contracts and
                         Options on Futures Contracts..........................8
                  Swap Agreements..............................................8

General Considerations and Risks...............................................9

                  Risks of Futures and Options Transactions...................10
                  Risks of Swap Agreements....................................11

Management....................................................................11

                  Investment Adviser..........................................17
                  Administrator...............................................19
                  Custodian and Transfer Agent................................20
                  Distributor.................................................20
                  12b-1 Plan..................................................20
                  Aggregations................................................20
                  Index Providers.............................................21

Brokerage Transactions........................................................22
Additional Information Concerning the Trust...................................23

                  Book Entry Only System......................................24
                  DTC Acts as Security Depository.............................24

Creation and Redemption of Creation Unit Aggregations.........................26

                  Creation....................................................26
                  Deposit of Securities and Deposit or Delivery of Cash.......26
                  The Cash Component .........................................26
                  Procedures for Creation of Creation Unit Aggregations.......27
                  Placement of Creation Orders Using Clearing Process.........28
                  Placement of Creation Orders Outside Clearing Process.......28
                  Acceptance of Orders for Creation Unit Aggregations.........30
                  Creation Transaction Fee....................................31
                  Redemption of Fund Shares in Creation Unit Aggregations.....31
                  Redemption Transaction Fee..................................32
                  Placement of Redemption Orders Using Clearing Process.......32
                  Placement of Redemption Orders Outside Clearing Process.....32

Taxes    .....................................................................36

         Federal Tax Treatment of Futures and Options Contracts...............37

Determination of NAV..........................................................38
Dividends and Distributions...................................................38

                  General Policies............................................38

                  Dividend Reinvestment Service...............................39

Performance and Other Information.............................................39
Miscellaneous Information.....................................................40

                  Counsel.....................................................40

                                                                            Page
                                                                            ----
                  Independent Auditors........................................40
Financial Statements..........................................................41

         Report of Independent Auditors.......................................41

GENERAL DESCRIPTION OF THE TRUST AND THE FUND

         The Trust currently consists of eight investment portfolios, the PowerShares Dynamic Market Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Dynamic Large Cap Value Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, and PowerShares Dynamic Small Cap Value Portfolio (each a "Fund," collectively, the "Funds"). The Trust was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series, or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The shares of the Funds are referred to herein as "Shares".

         The investment objective of the PowerShares Dynamic Market Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Market Intellidex(SM) Index" (the "Underlying Index").

         The investment objective of the PowerShares Dynamic OTC Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses,) of an equity index called the "Dynamic OTC Intellidex(SM) Index" (the "Underlying Index").

         The investment objective of the PowerShares Dynamic Large Cap Growth Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses,) of an equity index called the "Dynamic Large Cap Growth Intellidex(SM) Index" (the "Underlying Index").

         The investment objective of the PowerShares Dynamic Large Cap Value Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses,) of an equity index called the "Dynamic Large Cap Value Intellidex(SM) Index" (the "Underlying Index").

         The investment objective of the PowerShares Dynamic Mid Cap Growth Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses,) of an equity index called the "Dynamic Mid Cap Growth Intellidex(SM) Index" (the "Underlying Index").

         The investment objective of the PowerShares Dynamic Mid Cap Value Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses,) of an equity index called the "Dynamic Mid Cap Value Intellidex(SM) Index" (the "Underlying Index").

         The investment objective of the PowerShares Dynamic Small Cap Growth Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses,) of an equity index called the "Dynamic Small Cap Growth Intellidex(SM) Index" (the "Underlying Index").

         The investment objective of the PowerShares Dynamic Small Cap Value Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses,) of an equity index called the "Dynamic Small Cap Value Intellidexsm Index" (the "Underlying Index"). All of the Funds are managed by PowerShares Capital Management LLC (the "Adviser").

         The investment objective of the PowerShares Zacks Neglected Opportunities Small-Cap Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses,) of an equity index called the Zacks Neglected Opportunities Small-Cap Index (the "Underlying Index"). All of the Funds are managed by PowerShares Capital Management LLC (the "Adviser").

         Each Fund offers and issues Shares at net asset value ("NAV") only in aggregations of a specified number of Shares (each a "Creation Unit" or a "Creation Unit Aggregation"), generally in exchange for a basket of equity securities included in the Underlying Index (the "Deposit Securities"), together with the deposit of a specified cash payment (the "Cash Component"). The Fund Shares described in this Prospectus have been approved for listing and secondary trading on the American Stock Exchange LLC (the "AMEX"), subject to notice of issuance. Fund Shares will trade on the AMEX at market prices that may be below, at, or above NAV. Shares are redeemable only in Creation Unit Aggregations, and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units are aggregations of 50,000 Shares. In the event of the liquidation of a Fund, the Trust may lower the number of Shares in a Creation Unit.

         The Trust reserves the right to offer a "cash" option for creations and redemptions of Fund Shares, although it has no current intention of doing so. Fund Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 115% of the market value of the missing Deposit Securities. See the "Creation and Redemption of Creation Unit Aggregations" section. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the "SEC") applicable to management investment companies offering redeemable securities.

EXCHANGE LISTING AND TRADING

         There can be no assurance that the requirements of the AMEX necessary to maintain the listing of Shares of the Fund will continue to be met. The AMEX may, but is not required to, remove the Shares of the Fund from listing if (i) following the initial 12-month period beginning at the commencement of trading of the Fund, there are fewer than 50 beneficial owners of the Shares of the Fund for 30 or more consecutive trading days; (ii) the value of the Underlying Index is no longer calculated or available; or (iii) such other event shall occur or condition exist that, in the opinion of the AMEX, makes further dealings on the AMEX inadvisable. The AMEX will remove the Shares of the Fund from listing and trading upon termination of such Fund.

         As in the case of other stocks traded on the AMEX, broker's commissions on transactions will be based on negotiated commission rates at customary levels.

         The Trust reserves the right to adjust the price levels of Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

INVESTMENT RESTRICTIONS AND POLICIES

Investment Restrictions
-----------------------

The investment objective of each of the PowerShares Dynamic Market Portfolio and the PowerShares Dynamic OTC Portfolio is to provide investment results that correspond generally to the price and yield (before each Fund's fees and expenses) of the Dynamic Market Intellidex(SM) Index and the Dynamic OTC Intellidex(SM) Index, respectively. The investment objective of each of the PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Dynamic Large Cap Value Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, and PowerShares Dynamic Small Cap Value Portfolio and the Zacks Neglected Opportunities Small-Cap Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the Dynamic Large Cap Growth Intellidex(SM) Index, Dynamic Large Cap Value Intellidex(SM) Index, Dynamic Mid Cap Growth Intellidex(SM) Index, Dynamic Mid Cap Value Intellidex(SM) Index, Dynamic Small Cap Growth Intellidex(SM) Index and Dynamic Small Cap Value Intellidex(SM) Index and the Zacks Neglected Opportunities Small-Cap Index, respectively.

         The Board has adopted as fundamental policies the Funds' respective investment objectives and investment restrictions, numbered (1) through (9) below. Each Fund, as a fundamental policy, may not, without the approval of the holders of a majority of the shares of the Fund:

     (1) As to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer (other than obligations issued, or guaranteed, by the United States Government, its agencies or instrumentalities).

     (2) As to 75% of its total assets, purchase more than 10% of all outstanding voting securities or any class of securities of any one issuer.

     (3) Invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries, except to the extent that the Underlying Index concentrates in an industry or group of industries. This restriction does not apply to obligations issued or guaranteed by the United States Government, it agencies or instrumentalities.

     (4) Borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) and (ii) make other investments or engage in other transactions permissible under the Investment Company Act of 1940 that may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings).

     (5) Act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of portfolio securities.

     (6) Make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund's investment policies, (ii) repurchase agreements, or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund's total assets.

     (7) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund (i) from purchasing or selling options, futures contracts, or other derivative instruments, or (ii) from investing in securities or other instruments backed by physical commodities).

     (8) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

     (9) Issue senior securities, except as permitted under the Investment Company Act of 1940.

         Except for restriction (4), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets, or the sale of a security out of the portfolio, will not constitute a violation of that restriction.

         The foregoing fundamental investment policies cannot be changed without approval by holders of a "majority of the Fund's outstanding voting shares." As defined in the Investment Company Act of 1940, this means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the Fund's shares are present or represented by proxy, or (ii) more than 50% of the Fund's shares, whichever is less.

         The investment objective of each Fund is also a fundamental policy that cannot be changed without approval by shareholders as described in the preceding paragraph; except that, with the approval of the Board of Trustees of the Fund and without shareholder approval, the Fund can amend its investment objective to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of an index provided and maintained by a different Index Provider so long as that replacement index is otherwise substantially identical to the original Underlying Index.

         In addition to the foregoing fundamental investment policies, each Fund is also subject to the following non-fundamental restrictions and policies, which may be changed by the Board of Trustees. Each Fund may not:

     (1) Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short at no added cost, and provided that transactions in options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.

     (2) Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts, or other derivative instruments shall not constitute purchasing securities on margin.

     (3) Purchase securities of open-end or closed-end investment companies except in compliance with the Investment Company Act of 1940.

     (4) Enter into futures contracts or related options if more than 30% of the Fund's net assets would be represented by such instruments or more than 5% of the Fund's net assets would be committed to initial margin deposits and premiums on futures contracts and related options.

     (5) Invest in direct interests in oil, gas or other mineral exploration programs or leases; however, the Fund may invest in the securities of issuers that engage in these activities.

     (6) Invest in illiquid securities if, as a result of such investment, more than 15% of the Fund's net assets would be invested in illiquid securities.

INVESTMENT POLICIES AND RISKS

         Loans of Portfolio Securities. Each Fund may lend its investment securities to approved borrowers. Any gain or loss on the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. These loans cannot exceed 33 1/3% of the Fund's total assets.

         Approved borrowers are brokers, dealers, domestic and foreign banks, or other financial institutions that meet credit or other requirements as established by, and subject to the review of, the Trust's Board of Trustees (the "Board" or the "Trustees"), so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the 1940 Act and the rules and regulations thereunder or interpretations of the SEC, which require that (a) the borrowers pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government having a value at all times of not less than 105% of the value of the securities loaned (on a "mark-to-market" basis);
(b) the loan be made subject to termination by the Fund at any time; and (c) the Fund receives reasonable interest on the loan. From time to time, the Fund may return a part of the interest earned from the investment of collateral received from securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a finder.

         Repurchase Agreements. Each Fund may enter into repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. Each Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and
(ii) securities dealers ("Qualified Institutions"). The Adviser will monitor the continued creditworthiness of Qualified Institutions.

         The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund's ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

         The resale price reflects the purchase price plus an agreed upon market rate of interest. The collateral is marked to market daily.

         Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such transactions is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of return on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and the Fund intends to use the reverse repurchase technique only when the Adviser believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Fund's assets. The custodian bank will maintain a separate account for the Fund with securities having a value equal to or greater than such commitments. Under the 1940 Act, reverse repurchase agreements are considered loans.

         Money Market Instruments. Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity. The instruments in which each Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit ("CDs"), fixed time deposits and bankers' acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1+" or "A-1" by S&P or, if unrated, of comparable quality as determined by the Adviser; (iv) repurchase agreements, and
(v) money market mutual funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

        Investment Companies, REITs. Each Fund may invest in the securities of other investment companies (including money market funds) and real estate investment trusts to the extent allowed by law. Under the 1940 Act, each Fund's investment in investment companies is limited to, subject to certain exceptions,
(i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and
(iii) 10% of the Fund's total assets of investment companies in the aggregate.

        Illiquid Securities. Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

        Futures and Options. Each Fund may enter into U.S. futures contracts, options and options on futures contracts. These futures contracts and options will be used to simulate full investment in the Underlying Index, to facilitate trading or to reduce transaction costs. The Fund will only enter into futures contracts and options on futures contracts that are traded on a U.S. exchange. The Fund will not use futures or options for speculative purposes.

         A call option gives a holder the right to purchase a specific security or an index at a specified price ("exercise price") within a specified period of time. A put option gives a holder the right to sell a specific security or an index at a specified price within a specified period of time. The initial purchaser of a call option pays the "writer" i.e. the party selling the option a premium, which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. Each Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. Each Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase.

         Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are based on indices that reflect the market value of common stock of the firms included in the indices. The Funds may enter into futures contracts to purchase security indices when the Adviser anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. Assets committed to futures contracts will be segregated by the custodian to the extent required by law.

         An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of the Fund. The potential for loss related to writing call options on equity securities or indexes is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

         Each Fund may purchase and write put and call options on futures contracts that are traded on a U.S. exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

         Restrictions on the Use of Futures Contracts and Options on Futures Contracts. In connection with its management of the Funds, the Adviser has claimed an exclusion from registration as a commodity pool operator under the Commodity Exchange Act ("CEA") and, therefore, is not subject to the registration and regulatory requirements of the CEA. The Funds reserve the right to engage in transactions involving futures and options thereon to the extent allowed by the Commodity Futures Trading Commission ( "CFTC") regulations in effect from time to time and in accordance with each Fund's policies.

         Upon entering into a futures contract, a Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 7% of the contract amount (this amount is subject to change by the exchange on which the contract is traded). This amount, known as "initial margin", is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin", to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, a Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

         Swap Agreements. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party (the "Counterparty") based on the change in market value or level of a specified rate, index or asset. In return, the Counterparty agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, the Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust's custodian bank.

         The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

         The use of swap agreements involves certain risks. For example, if the Counterparty under a swap agreement defaults on its obligation to make payments due from it, as a result of its bankruptcy or otherwise, the Fund may lose such payments altogether, or collect only a portion thereof, which collection could involve costs or delays.

GENERAL CONSIDERATIONS AND RISKS

         A discussion of the risks associated with an investment in a Fund is contained in the Prospectus in the "Principal Risks of Investing in the Fund" and "Additional Risks" sections. The discussion below supplements, and should be read in conjunction with, these sections of the Prospectus.

         An investment in a Fund should be made with an understanding that the value of the Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of common stocks in general and other factors that affect the market.

         An investment in a Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Fund Shares). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

         Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors, or holders of debt obligations or preferred stocks. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity.

         The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund's Shares will be adversely affected if trading markets for the Fund's portfolio securities are limited or absent, or if bid/ask spreads are wide.

         Risks of Futures and Options Transactions. There are several risks accompanying the utilization of futures contracts and options on futures contracts. First, while each Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time.

         Furthermore, because, by definition, futures contracts project price levels in the future and not current levels of valuation, market circumstances may result in a discrepancy between the price of the stock index future and the movement in the Underlying Index. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to deliver the instruments underlying futures contracts it has sold.

         The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Funds do not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Funds, however, intend to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to direct investment in stocks.

         Utilization of futures and options on futures by the Funds involve the risk of imperfect or even negative correlation to the Underlying Index if the index underlying the futures contract differs from the Underlying Index. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option; however, this risk is substantially minimized because (a) of the regulatory requirement that the broker has to "segregate" customer funds from its corporate funds, and (b) in the case of regulated exchanges in the U.S., the clearing corporation stands behind the broker to make good losses in such a situation. The purchase of put or call options could be based upon predictions by the Adviser as to anticipated trends, which predictions could prove to be incorrect and a part or all of the premium paid therefor could be lost.

         Because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting the Fund to substantial losses. In the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin.

         Although the Funds intend to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

         Risks of Swap Agreements. The risk of loss with respect to swaps generally is limited to the net amount of payments that a Fund is contractually obligated to make. Swap agreements are also subject to the risk that the swap counterparty will default on its obligations. If such a default were to occur, the Fund will have contractual remedies pursuant to the agreements related to the transaction. However, such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund's rights as a creditor-- e.g. the Fund may not receive the net amount of payments that it contractually is entitled to receive. Each Fund, however, intends to utilize swaps in a manner designed to limit its risk exposure to levels comparable to direct investments in stocks.

MANAGEMENT

         The management of the Trust, including general supervision of the duties performed for each Fund under its Investment Advisory Agreement, is the responsibility of its Board of Trustees. The Trust currently has five Trustees. Three (3) Trustees have no affiliation or business connection with the Adviser or any of its affiliated persons and do not own any stock or other securities issued by the Adviser. These are the "non-interested" or "independent" Trustees ("Independent Trustees"). The other two (2) Trustees (the "Management Trustees") are affiliated with the Adviser.

         The Independent Trustees of the Funds, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex (defined below) overseen by each Independent Trustee, and other directorships, if any, held by the Trustee are shown below. The Independent Trustees began their service as such on April 7, 2003. The Fund Complex includes all open and closed-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser that is an affiliated person of the Adviser.


                                                                                   NUMBER OF
                                                                                   PORTFOLIOS IN
                                                LENGTH     PRINCIPAL               FUND COMPLEX      OTHER
NAME AND ADDRESS INDEPENDENT       POSITION(S)  OF TIME    OCCUPATION(S) DURING    OVERSEEN BY       DIRECTORSHIPS
TRUSTEE                            REGISTRANT   SERVED     PAST 5 YEARS            TRUSTEE           HELD BY TRUSTEE
---------------------------------- ------------ ---------- ----------------------- ----------------- -------------------
D. Mark McMillan                   Trustee      Less       Member, Bell, Boyd &    9                 Director of
c/o PowerShares Capital                         than 1     Lloyd                                     Applied
Management LLC                                  year                                                 Systematic
855 West Prairie Ave.                                                                                Trading LLC
Wheaton, IL 60187                                                                                    (commodity
                                                                                                     trading advisor)

Ronn R. Bagge                      Trustee      Less       YQA Capital             9                 Advisor of Park
YQA Capital Management, LLC                     than 1     Management LLC (July                      Industries, Inc.
1755 S. Naperville Rd., Suite 100               year       1998-Present);                            (manufacturer);
Wheaton, IL  60187                                         formerly Owner/CEO of                     Advisor of Aviva
                                                           Electronic Dynamic                        Sports LLC
                                                           Balancing Co., Inc.                       (manufacturer);
                                                           (high-speed rotating                      Director of
                                                           equipment service                         MasterCare
                                                           provider).                                Experts, Inc.
                                                                                                     (consumer
                                                                                                     services);
                                                                                                     Advisor of
                                                                                                     Rotating
                                                                                                     Equipment
                                                                                                     Specialists
                                                                                                     (industrial
                                                                                                     services);
                                                                                                     Advisor of IVCF
                                                                                                     Great Lakes
                                                                                                     Region
                                                                                                     (non-profit);
                                                                                                     Director of
                                                                                                     Living Waters
                                                                                                     Wilderness
                                                                                                     Adventure Inc.
                                                                                                     (non-profit);
                                                                                                     Director of
                                                                                                     Wheaton Christian
                                                                                                     Grammar School

Philip M. Nussbaum                 Trustee      Less       Managing Director,      9                 Director of the
c/o PowerShares Capital                         than 1     Communication                             Betzold Companies
Management LLC                                  year       Institute; formerly
855 West Prairie Ave.                                      Principal, Betzold,
Wheaton, IL 60187                                          Berg, Nussbaum &
                                                           Heitman, Inc. (July
                                                           1999-December 2000);
                                                           formerly Executive
                                                           Vice President of
                                                           Finance, Betzold,
                                                           Berg, Nussbaum &
                                                           Heitman, Inc. (March
                                                           1994-July 1999)


The Trustees who are affiliated with the Adviser or affiliates of the Adviser and executive officers of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by each Management Trustee and the other directorships, if any, held by the Trustee, are shown below.



                                                                                NUMBER OF
                                                                                PORTFOLIOS
                                                       PRINCIPAL                IN FUND
                                            LENGTH     OCCUPATION(S) DURING     COMPLEX
NAME AND ADDRESS OF          POSITION(S)    OF TIME    PAST 5 YEARS             OVERSEEN     OTHER DIRECTORSHIPS
MANAGEMENT TRUSTEE           WITH TRUST     SERVED*                             BY TRUSTEE   HELD BY TRUSTEE
-------------------------- ---------------- ---------- ------------------------ ------------ -------------------------
John Southard                 Treasurer     Less       Managing Director,       9            None
c/o PowerShares Capital                     than 1     PowerShares Capital
Management LLC                              year       Management LLC (August
855 West Prairie Ave.                                  2002 - Present)
Wheaton, IL 60187
                                                       Analyst, Charles A.
                                                       Schwab Securities (May
                                                       2001 - August 2002)

                                                       Analyst, Nike
                                                       Securities (October
                                                       1992 - May 2001)

H. Bruce Bond                   Chief       Less       Managing Director,       9            None
c/o PowerShares Capital       Executive     than 1     PowerShares Capital
Management LLC                 Officer      year       Management LLC (August
855 West Prairie Ave.                                  2002 - Present)
Wheaton, IL 60187
                                                       Manager, Nuveen
                                                       Investments (April
                                                       1998- August 2002)


NAME AND ADDRESS OF EXECUTIVE        POSITION(S)    LENGTH OF TIME
OFFICER                              WITH TRUST     SERVED*            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------------- ---------------- ------------------ -----------------------------------------------
Keith Ovitt                           Secretary     Less than 1 year   Managing Director, PowerShares Capital
c/o PowerShares Capital                                                Management LLC
Management LLC                                                         (April 2003-Present)
855 West Prairie Ave.
Wheaton, IL 60187                                                      President, Ovitech (2002-2003); Chief
                                                                       Information Officer, Vice President of
                                                                       Information Systems for DFG Foods, LLC
                                                                       (Division of FoodBrands America/Tyson Foods)
                                                                       (1999 - 2002); Systems Manager, Nabisco
                                                                       Biscuit Company (1997-1999)

--------
*       This is the date the Trustee began serving the Funds.

         For each Independent Trustee, the dollar range of equity securities beneficially owned by the Trustee in the PowerShares Dynamic Market Portfolio is shown below.


                                                             AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED
                                                                 INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN FAMILY OF
                       DOLLAR RANGE OF EQUITY SECURITIES IN                       INVESTMENT COMPANIES
                     THE POWERSHARES DYNAMIC MARKET PORTFOLIO                  (AS OF DECEMBER 31, 2002)
NAME OF TRUSTEE             (AS OF DECEMBER 31, 2002)
-----------------------------------------------------------------------------------------------------------------------------
D. Mark McMillan                     None                                                  None

Ronn R. Bagge                        None                                                  None

Philip M. Nussbaum                   None                                                  None





         For each Independent Trustee, the dollar range of equity securities beneficially owned by the Trustee in the PowerShares Dynamic OTC Portfolio is shown below.


                                                                  AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED
                                                                       INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN FAMILY
                       DOLLAR RANGE OF EQUITY SECURITIES IN THE                      OF INVESTMENT COMPANIES
                          POWERSHARES DYNAMIC OTC PORTFOLIO                         (AS OF DECEMBER 31, 2002)
NAME OF TRUSTEE               (AS OF DECEMBER 31, 2002)
-----------------------------------------------------------------------------------------------------------------------------------


D. Mark McMillan                            None                                                     None


Ronn R. Bagge                               None                                                     None


Philip M. Nussbaum                          None                                                     None



         For each Independent Trustee, the dollar range of equity securities beneficially owned by the Trustee in the PowerShares Dynamic Large Cap Growth Portfolio is shown below. As of the date of this Statement of Additional Information, the PowerShares Dynamic Large Cap Growth Portfolio had not yet commenced operations.


                                                                    AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED
                     DOLLAR RANGE OF EQUITY SECURITIES IN THE            INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN FAMILY
                       POWERSHARES DYNAMIC LARGE CAP GROWTH                            OF INVESTMENT COMPANIES
                                    PORTFOLIO                                         (AS OF DECEMBER 31, 2002)
NAME OF TRUSTEE             (AS OF DECEMBER 31, 2002)
---------------------------------------------------------------- -------------------------------------------------------------------
D. Mark McMillan                      None                                                     None


Ronn R. Bagge                         None                                                     None


Philip M. Nussbaum                    None                                                     None


         For each Independent Trustee, the dollar range of equity securities beneficially owned by the Trustee in the PowerShares Dynamic Large Cap Value Portfolio is shown below. As of the date of this Statement of Additional Information, the PowerShares Dynamic Large Cap Value Portfolio had not yet commenced operations.


                                                                    AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED
                     DOLLAR RANGE OF EQUITY SECURITIES IN THE            INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN FAMILY
                       POWERSHARES DYNAMIC LARGE CAP VALUE                             OF INVESTMENT COMPANIES
                                    PORTFOLIO                                         (AS OF DECEMBER 31, 2002)
NAME OF TRUSTEE             (AS OF DECEMBER 31, 2002)
---------------------------------------------------------------- -------------------------------------------------------------------
D. Mark McMillan                        None                                                     None


Ronn R. Bagge                           None                                                     None


Philip M. Nussbaum                      None                                                     None


         For each Independent Trustee, the dollar range of equity securities beneficially owned by the Trustee in the PowerShares Dynamic Mid Cap Growth Portfolio is shown below. As of the date of this Statement of Additional Information, the PowerShares Dynamic Mid Cap Growth Portfolio had not yet commenced operations.


                                                                      AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED
                                                                           INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN FAMILY
                       DOLLAR RANGE OF EQUITY SECURITIES IN THE                          OF INVESTMENT COMPANIES
                     POWERSHARES DYNAMIC MID CAP GROWTH PORTFOLIO                       (AS OF DECEMBER 31, 2002)
NAME OF TRUSTEE               (AS OF DECEMBER 31, 2002)
------------------------------------------------------------------ ----------------------------------------------------------------
D. Mark McMillan                            None                                                     None


Ronn R. Bagge                               None                                                     None


Philip M. Nussbaum                          None                                                     None


         For each Independent Trustee, the dollar range of equity securities beneficially owned by the Trustee in the PowerShares Dynamic Mid Cap Value Portfolio is shown below. As of the date of this Statement of Additional Information, the PowerShares Dynamic Mid Cap Value Portfolio had not yet commenced operations.


                                                                      AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED
                                                                           INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN FAMILY
                       DOLLAR RANGE OF EQUITY SECURITIES IN THE                          OF INVESTMENT COMPANIES
                     POWERSHARES DYNAMIC MID CAP VALUE PORTFOLIO                        (AS OF DECEMBER 31, 2002)
NAME OF TRUSTEE               (AS OF DECEMBER 31, 2002)
------------------------------------------------------------------ -----------------------------------------------------------------
D. Mark McMillan                        None                                                     None


Ronn R. Bagge                           None                                                     None


Philip M. Nussbaum                      None                                                     None

         For each Independent Trustee, the dollar range of equity securities beneficially owned by the Trustee in the PowerShares Dynamic Small Cap Growth Portfolio is shown below. As of the date of this Statement of Additional Information, the PowerShares Dynamic Small Cap Growth Portfolio had not yet commenced operations.


                                                                    AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED
                     DOLLAR RANGE OF EQUITY SECURITIES IN THE            INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN FAMILY
                       POWERSHARES DYNAMIC SMALL CAP GROWTH                            OF INVESTMENT COMPANIES
                                    PORTFOLIO                                         (AS OF DECEMBER 31, 2002)
NAME OF TRUSTEE             (AS OF DECEMBER 31, 2002)
---------------------------------------------------------------- -------------------------------------------------------------------
D. Mark McMillan                      None                                                     None


Ronn R. Bagge                         None                                                     None


Philip M. Nussbaum                    None                                                     None


         For each Independent Trustee, the dollar range of equity securities beneficially owned by the Trustee in the PowerShares Dynamic Small Cap Value Portfolio is shown below. As of the date of this Statement of Additional Information, the PowerShares Dynamic Small Cap Value Portfolio had not yet commenced operations.



                                                                    AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED
                     DOLLAR RANGE OF EQUITY SECURITIES IN THE            INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN FAMILY
                       POWERSHARES DYNAMIC SMALL CAP VALUE                             OF INVESTMENT COMPANIES
                                    PORTFOLIO                                         (AS OF DECEMBER 31, 2002)
NAME OF TRUSTEE             (AS OF DECEMBER 31, 2002)
---------------------------------------------------------------- -------------------------------------------------------------------
D. Mark McMillan                        None                                                     None


Ronn R. Bagge                           None                                                     None


Philip M. Nussbaum                      None                                                     None

         For each Independent Trustee, the dollar range of equity securities beneficially owned by the Trustee in the PowerShares Zacks Neglected Opportunities Small-Cap Portfolio is shown below. As of the date of this Statement of Additional Information, the PowerShares Zacks Neglected Opportunities Small-Cap Portfolio had not yet commenced operations.



                                                                     AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED
                      DOLLAR RANGE OF EQUITY SECURITIES IN THE            INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN FAMILY
                     POWERSHARES ZACKS NEGLECTED OPPORTUNITIES                          OF INVESTMENT COMPANIES
                                SMALL-CAP PORTFOLIO                                    (AS OF DECEMBER 31, 2002)
NAME OF TRUSTEE              (AS OF DECEMBER 31, 2002)
-----------------------------------------------------------------------------------------------------------------------------------
D. Mark McMillan                        None                                                     None


Ronn R. Bagge                           None                                                     None


Philip M. Nussbaum                      None                                                     None


         As to each Independent Trustee and his immediate family members, no person owned beneficially or of record securities in an investment adviser or principal underwriter of the Funds, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment adviser or principal underwriter of the Funds.

         The Trust pays each Trustee who is not an "interested person" (as defined in the 1940 Act) an annual fee of $10,000 plus a per meeting fee of $500 for scheduled quarterly meetings of the Board attended by the Trustee and $250 for each special telephone meeting if applicable. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred in attending such meetings. Committee members do not receive any additional compensation for service on a committee.

         The Trustees fees are allocated among the Funds based on net assets. Assuming that four meetings of the Board are held annually, it is estimated that the compensation paid to each Trustee will be as follows:


Name of Trustee                   Aggregate Compensation From Trust*       Total Compensation Paid From Fund Complex
---------------------------       -----------------------------------      -----------------------------------------
D. Mark McMillan                  $12,000                                  $12,000

Ronn R. Bagge                     $12,000                                  $12,000

Philip M. Nussbaum                $12,000                                  $12,000

--------------
* Based on the estimated compensation to be earned by the Independent Trustees for the fiscal year ending April 30, 2004 for services to the Trust.

         The officers and Trustees of the Trust, in the aggregate, own less than 1% of the shares of the Funds.

         The Board has an Audit Committee, consisting of three (3) Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust. The Audit Committee has the responsibility, among other things, to: (i) approve and recommend to the Board the selection of the Trust's independent auditors, (ii) review the scope of the independent auditors' audit activity, (iii) review the audited financial statements and (iv) review with such independent auditors the adequacy and the effectiveness of the Trust's internal controls. There is no separate nominating or investment committee.

         Investment Adviser. The Adviser provides investment tools and portfolios for advisors and investors. The company is committed to theoretically sound portfolio construction and empirically verifiable investment management approaches. Their asset management philosophy and investment discipline is deeply rooted in the application of intuitive factor analysis and model implementation to enhance investment decisions.

         The Adviser acts as investment adviser for and manages the investment and reinvestment of the assets of the Fund. The Adviser also administers the Trust's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions. In managing the Funds' investments, the principal portfolio manager is John Southard.

         Pursuant to an Investment Advisory Agreement between the Adviser and the Trust, each of the Dynamic Market Portfolio and the Dynamic OTC Portfolio has agreed to pay an annual management fee of 0.50% of its average daily net assets.

         The Fund is responsible for all its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses. Pursuant to the Investment Advisory Agreement with the Trust, until April 30, 2005 respecting the Dynamic Market Portfolio and the Dynamic OTC Portfolio, and until ___________ with respect to the other

Portfolios. With respect to each of the Dynamic Market Portfolio and the Dynamic OTC Portfolio, the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of average net assets per year.

         Under the Investment Advisory Agreement, the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of the Investment Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Investment Advisory Agreement terminates automatically upon assignment and is terminable at any time without penalty as to a Fund by the Board, including a majority of the Independent Trustees, or by vote of the holders of a majority of the Fund's outstanding voting securities on 60 days' written notice to the Adviser, or by the Adviser on 60 days' written notice to the Fund.

         The Board of Trustees, including a majority of the Independent Trustees, initially approved the Trust's Investment Advisory Agreement with PowerShares Capital Management LLC respecting the Dynamic Market Portfolio and the Dynamic OTC Portfolio at a meeting held on April 7, 2003 (the "Meeting"). At the Meeting, the Adviser reviewed the founding of the firm, including a description of the Funds' development process and the Adviser's investment philosophy. The Adviser reviewed the background of those who will be involved in providing investment advisory and other services to the Funds. The Adviser described the efforts that had been made to obtain the necessary order from the SEC that was required before the Funds could begin operations, and the analysis that had been performed in determining which prospective service providers to recommend to the Board. The Adviser described the process that will be used in managing the Funds, and distributed materials comparing the performance of the Dynamic Market Index to that of the S&P 500.

         In addition, the Trustees were given data on the ETF market and expense ratios of comparative funds (some of which operate as unit investment trusts and do not involve portfolio management). The Trustees reviewed the terms of the proposed investment advisory agreement respecting the Dynamic Market Portfolio and the Dynamic OTC Portfolio, including the Adviser's commitment to pay annual Fund operating expenses (other than those expenses noted above) in excess of ..60% of average net assets through April 30, 2005. The Adviser discussed the cost estimates underlying its agreement to adhere to an expense cap, and the point at which providing investment advisory services to the Funds might prove to be profitable. The Board considered the following as relevant to its determination that the terms of the Investment Advisory Agreement are fair and reasonable and that the Agreement is in each Fund's best interests: (1) the qualifications of the Adviser's personnel, (2) that the investment advisory fees and projected expense ratios of the Funds are reasonable given the quality of services expected to be provided and are comparable to the advisory fee and expense ratios of similar investment companies (recognizing that the overall expenses are expected to be higher than most ETFs, but lower than managed open-end (non-ETF) funds), (3) the significant efforts

-------------------------------------
expended by the Adviser to date in organizing the Trust and arranging for qualified firms to provide services to the Funds, and (4) other factors that the Board deemed relevant.

         PowerShares Capital Management LLC is located at the Wheaton Oaks Professional Building, 855 West Prairie Avenue, Wheaton, Illinois 60187. It is a newly organized investment adviser.

         The Trust, the Adviser and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. The Codes permit personnel subject to the Codes to invest in securities, subject to certain limitations, including securities that may be purchased or held by the Funds.

         Administrator. The Bank of New York Company, Inc. ("BONY") serves as Administrator for the Funds. Its principal address is 101 Barclay St., New York, NY 10286.

         BONY serves as Administrator for the Trust pursuant to an Administrative Services Agreement. Under the Administrative Services Agreement, BONY is obligated on a continuous basis, to provide such administrative services as the Board reasonably deems necessary for the proper administration of the Trust and each Fund. BONY will generally assist in all aspects of the Trust's and the Funds' operations; supply and maintain office facilities (which may be in BONY's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including, without limitation, the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agency agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board; provide monitoring reports and assistance regarding compliance with the Declaration of Trust, by-laws, investment objectives and policies and with federal and state securities laws; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

         Pursuant to the Administrative Services Agreement, the Trust has agreed to indemnify the Administrator for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from negligence or willful misconduct in the performance of its duties.

         Custodian and Transfer Agent.


         BONY, 101 Barclay St., New York, NY 10286 also serves as custodian for the Funds pursuant to a Custodian Agreement. As custodian, BONY hold the Funds' assets, calculates the net asset value of Shares and calculates net income and realized capital gains or losses. BONY also serves as transfer agent of the Funds pursuant to a Transfer Agency Agreement. BONY may be reimbursed by the Funds for its out-of-pocket expenses.

         Distributor. Alps Distributors, Inc. is the Distributor of the Fund's Shares. Its principal address is 1625 Broadway, Suite 2200, Denver, Colorado 80202. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Fund Shares. Shares are continuously offered for sale by the Fund through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading Creation and Redemption of Creation Units.

         12b-1 Plan. Each of the Dynamic Market Portfolio and the Dynamic OTC Portfolio has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the "Plan") pursuant to which each Fund may reimburse the Distributor up to a maximum annual rate of 0.25% of the average daily net assets of the respective Fund.

         Under the Plan and as required by Rule 12b-1, the Trustees receive and review promptly after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.

         The Plan was adopted in order to permit the implementation of each Fund's method of distribution. However, no such fee is currently charged to the Funds, and there are no plans in place to impose such a fee.

         Aggregations. Fund Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, the Statement of Additional Information to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the "Exchange Act") and a member of the National Association of Securities Dealers, Inc. ("NASD").

         The Distribution Agreement for the Funds provides that it may be terminated as to a Fund at any time, without the payment of any penalty, on at least 60 days' written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

         The Distributor may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Unit Aggregations of Fund Shares. Such Soliciting Dealers may also be Participating Parties (as defined in "Procedures for Creation of Creation Unit Aggregations" below) and DTC Participants (as defined in "DTC Acts as Securities Depository" below).

         Index Providers. Set forth below is a list of each Fund and the Underlying Index upon which it is based. Each Underlying Index is compiled by the AMEX., except for the Zacks Neglected Opportunities Small-Cap Index which is compiled by Zacks Investment Research ("Zacks").


------------------------------------------------------- -----------------------------------------------------
         FUND                                                    UNDERLYING INDEX
------------------------------------------------------- -----------------------------------------------------
         PowerShares Dynamic Market Portfolio                    Dynamic Market Intellidex(SM)
------------------------------------------------------- -----------------------------------------------------
         PowerShares Dynamic OTC Portfolio                       Dynamic OTC Intellidex(SM)
------------------------------------------------------- -----------------------------------------------------


                                       20

------------------------------------------------------- -----------------------------------------------------
         PowerShares Dynamic Large Cap Growth                    Dynamic Large Cap Growth Intellidex(SM)
Portfolio
------------------------------------------------------- -----------------------------------------------------
         PowerShares Dynamic Large Cap Value Portfolio           Dynamic Large Cap Value Intellidex(SM)
------------------------------------------------------- -----------------------------------------------------
         PowerShares Dynamic Mid Cap Growth Portfolio            Dynamic Mid Cap Growth Intellidex(SM)
------------------------------------------------------- -----------------------------------------------------
         PowerShares Dynamic Mid Cap Value Portfolio             Dynamic Mid Cap Value Intellidex(SM)
------------------------------------------------------- -----------------------------------------------------
         PowerShares Dynamic Small Cap Growth                    Dynamic Small Cap Growth Intellidex(SM)
Portfolio
------------------------------------------------------- -----------------------------------------------------
         PowerShares Dynamic Small Cap Value Portfolio           Dynamic Small Cap Value Intellidex(SM)
------------------------------------------------------- -----------------------------------------------------
         PowerShares Zacks Neglected Opportunities               Zacks Neglected Opportunities Small-Cap Index
Small-Cap Portfolio
------------------------------------------------------- -----------------------------------------------------


         Neither the AMEX nor Zacks is affiliated with the Funds or with the Adviser. Each Fund is entitled to use its respective Underlying Index pursuant to a sub-licensing arrangement with the Adviser, which in turn has a licensing agreement with the AMEX or Zacks Investment Research in the case of the Zacks Neglected Opportunities Small-Cap Index. The Funds reimburse the Adviser for the licensing fee payable to the AMEX.

         The only relationships that the AMEX or Zacks has with the Adviser or Distributor of the Funds in connection with the Funds are that each of the AMEX and Zacks has licensed certain of its intellectual property, including the determination of the component stocks of the Underlying Index and the name of the Underlying Index; and the AMEX lists the Shares of the Funds pursuant to its Listing Agreement with the Trust. The Underlying Index is selected and calculated without regard to the Adviser, Distributor or owners of the Funds. Neither the AMEX nor Zacks has any obligation to take the specific needs of the Adviser, Distributor or owners of the Funds into consideration in the determination and calculation of the Underlying Indices. Neither the AMEX nor Zacks is responsible for and neither has participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Funds or in the determination or calculation of the asset value of the Funds. Neither the AMEX nor Zacks has any obligation or liability in connection with the administration, marketing or trading of the Funds.

         Zacks only relationship to PowerShares is Zacks' licensing to PowerShares certain ZACKS trademarks, Indexes and trade names, which are composed by ZACKS without regard to PowerShares, this product or any investor.

         THE AMEX SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS RELATED TO THE FUNDS OR THE UNDERLYING INDICES. THE AMEX MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, DISTRIBUTOR OR OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE UNDERLYING INDICES OR ANY DATA INCLUDED THEREIN. THE AMEX MAKES NO WARRANTY, EXPRESS OR IMPLIED, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY

OR FITNESS FOR A PARTICULAR PURPOSE OR USE, WITH RESPECT TO THE FUNDS OR TO THE UNDERLYING INDICES OR TO ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE AMEX HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) IN CONNECTION WITH THE FUNDS OR THE UNDERLYING INDICES, EVEN IF THE AMEX IS NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

BROKERAGE TRANSACTIONS

         The policy of the Trust regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust's policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies upon its experience and knowledge regarding commissions generally charged by various brokers.

         In seeking to implement the Trust's policies, the Adviser effects transactions with those brokers and dealers that the Adviser believes provide the most favorable prices and are capable of providing efficient executions. The Adviser and its affiliates do not currently participate in soft dollar transactions.

         The Adviser assumes general supervision over placing orders on behalf of the Funds for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities by the Funds and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities are allocated among the Fund, the several investment companies and clients in a manner deemed equitable to all by the Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Funds. The primary consideration is prompt execution of orders at the most favorable net price.

         Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The portfolio turnover rate for the Funds is expected to be under 200%. The overall reasonableness of brokerage commissions is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.

ADDITIONAL INFORMATION CONCERNING THE TRUST

         The Trust is an open-end management investment company registered under the Investment Company Act of 1940. The Trust was organized as a Massachusetts business trust on June 9, 2000.

         The Trust is authorized to issue an unlimited number of shares in one or more series or "Funds". The Trust currently is comprised of eight Funds. The Board of Trustees of the Trust has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval.

         Each Share issued by the Funds has a pro rata interest in the assets of the corresponding Fund. Fund Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each Share is entitled to participate equally in dividends and distributions declared by the Board with respect to the Fund, and in the net distributable assets of the Fund on liquidation.

         Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all Funds vote together as a single class except as otherwise required by the 1940 Act, or if the matter being voted on affects only a particular Fund, and, if a matter affects a particular Fund differently from other Funds, the shares of that Fund will vote separately on such matter.

         The Trust's Declaration of Trust provides that by becoming a shareholder of a Fund, each shareholder shall be expressly held to have agreed to be bound by the provisions of the Declaration. The Declaration may, except in limited circumstances, be amended or supplemented by the Trustees without shareholder vote. The holders of Fund shares are required to disclose information on direct or indirect ownership of Fund shares as may be required to comply with various laws applicable to a Fund, and ownership of Fund shares may be disclosed by the Fund if so required by law or regulation. The Trust's Declaration also provides that shareholders may not bring suit on behalf of a Fund without first requesting that the Trustees bring such suit unless there would be irreparable injury to the Fund, or if a majority of the Trustees have a personal financial interest in the action. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees.

         The Trust is not required and does not intend to hold annual meetings of shareholders. Shareholders owning more than 10% of the outstanding shares of the Trust have the right to call a special meeting to remove one or more Trustees or for any other purpose.

         Under Massachusetts law applicable to Massachusetts business trusts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust of the Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Trust's Declaration of Trust further provides for indemnification out of the assets and property of the Trust for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust or Fund itself was unable to meet its obligations. The Trust believes the likelihood of the occurrence of these circumstances is remote.

         Following the creation of the initial Creation Unit Aggregation(s) of Shares of a Fund and immediately prior to the commencement of trading in Fund Shares, a holder of Shares may be a "control person" of the Fund, as defined in the 1940 Act. A Fund cannot predict the length of time for which one or more shareholders may remain a control person of the Fund.

         The Trust does not have information concerning the beneficial ownership of Shares held by any Depository Trust Company ("DTC") Participants (as defined below).

         Shareholders may make inquiries by writing to the Trust, c/o the Distributor, Alps Distributors, Inc., 1625 Broadway, Suite 2200, Denver, Colorado 80202.

         Book Entry Only System. The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Book Entry."

         DTC Acts as Securities Depository for Fund Shares. Shares of the Funds are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

         DTC, a limited-purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities, certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange ("NYSE"), the AMEX and the NASD. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

         Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

         Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

         Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name", and will be the responsibility of such DTC Participants.

         The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

         DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

         Creation. The Trust issues and sells Shares of the Funds only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form.

         A "Business Day" is any day on which the NYSE is open for business. As of the date of the Prospectus, the NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         Deposit of Securities and Deposit or Delivery of Cash. The consideration for purchase of Creation Unit Aggregations of a Fund generally consists of the in kind deposit of a designated portfolio of equity securities-- the "Deposit Securities"-- per each Creation Unit Aggregation constituting a substantial replication of the stocks included in the Underlying Index ("Fund Securities") and an amount of cash-- the "Cash Component"-- computed as described below. Together, the Deposit Securities and the Cash Component constitute the "Fund Deposit", which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of a Fund.

         The Cash Component is sometimes also referred to as the Balancing Amount. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the "Deposit Amount" -- an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

         The Custodian, through the National Securities Clearing Corporation ("NSCC") (discussed below), makes available on each Business Day, prior to the opening of business on the AMEX (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund.

         Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of the relevant Fund until such time as the next-announced composition of the Deposit Securities is made available.

         The identity and number of shares of the Deposit Securities required for a Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by the Adviser with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the Component Stocks of the Underlying Index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash -- i.e., a "cash in lieu" amount -- to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below), or which might not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting or other relevant reason. Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC and hence not eligible for transfer through the Clearing Process (discussed below) may be at the expense of the Fund and may affect the value of all Shares; but the Adviser, subject to the approval of the Board of Trustees, may adjust the transaction fee within the parameters described above to protect ongoing shareholders. The adjustments described above will reflect changes known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index or resulting from certain corporate actions.

         In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit Aggregation of the Fund.

         Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be (i) a

"Participating Party", i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the "Clearing Process"), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see the Book Entry Only System section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations ("Participant Agreement") (discussed below). A Participating Party and DTC Participant are collectively referred to as an "Authorized Participant." Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

         All orders to create Creation Unit Aggregations, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than the closing time of the regular trading session on the AMEX ("Closing Time") (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of the Fund as next determined on such date after receipt of the order in proper form. In the case of custom orders, the order must be received by the Distributor no later than 3:00 p.m. ET on the trade date. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the "Transmittal Date." Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the Placement of Creation Orders Using Clearing Process and the Placement of Creation Orders Outside Clearing Process sections). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

         All orders from investors who are not Authorized Participants to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Unit Aggregations through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

          Placement of Creation Orders Using Clearing Process. The Clearing Process is the process of creating or redeeming Creation Unit Aggregations through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Custodian to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party's creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed.

          Placement of Creation Orders Outside Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement pre-approved by the Adviser and the Distributor. A DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 11:00 a.m., Eastern time, of the next Business Day immediately following the Transmittal Date.

         All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m., Eastern time, on the next Business Day immediately following such Transmittal Date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the required Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., respectively on the next Business Day immediately following the Transmittal Date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current Deposit Securities and Cash Component. The delivery of

Creation Unit Aggregations so created will occur no later than the third (3rd) Business Day following the day on which the purchase order is deemed received by the Distributor.

         Additional transaction fees may be imposed with respect to transactions effected outside the Clearing Process (through a DTC participant) and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. (See Creation Transaction Fee section below).

         Creation Unit Aggregations may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Fund Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 115% of the market value of the undelivered Deposit Securities (the "Additional Cash Deposit"). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m., Eastern time, on such date, and federal funds in the appropriate amount are deposited with the Custodian by 11:00 a.m., Eastern time, the following Business Day. If the order is not placed in proper form by 4:00 p.m. or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be canceled and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust and Fund for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

        Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of a Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund;

(v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor and the Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of its rejection of the order of such person. The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

         All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

         Creation Transaction Fee. To compensate the Trust for transfer and other transaction costs involved in creation transactions through the Clearing Process, investors will be required to pay a fixed creation transaction fee, described below, payable to the Trust regardless of the number of creations made each day. An additional charge of up to three (3) times the fixed transaction fee (expressed as a percentage of the value of the Deposit Securities) may be imposed for (i) creations effected outside the Clearing Process; and (ii) cash creations (to offset the Trust's brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

         The Standard Creation/Redemption Transaction Fee for the Fund will be $500. The Maximum Creation/Redemption Transaction Fee for the Fund will be $2,000.

         Redemption of Fund Shares in Creation Units Aggregations. Fund Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day. A Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation.

         With respect to a Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the AMEX (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

         Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities -- as announced on the Business Day of the request for redemption received in proper form -- plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less a redemption transaction fee as listed below. In the event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

         The right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of a Fund's NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

          Redemption Transaction Fee. A redemption transaction fee is imposed to offset transfer and other transaction costs that may he incurred by a Fund. An additional variable charge for cash redemptions (when cash redemptions are available or specified) for a Fund may be imposed. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit Aggregation may be charged an additional fee for such services. The redemption transaction fees for a Fund are the same as the creation fees set forth above.

          Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Unit Aggregations through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Unit Aggregations using the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time, on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the relevant Fund as next determined. An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after 4:00 p.m., Eastern time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such next Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

            Placement of Redemption Orders Outside Clearing Process. Orders to redeem Creation Unit Aggregations outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of Fund Shares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of Shares of the Fund, which delivery must be made through DTC to the Custodian no later than 11:00 a.m., Eastern time, (for the Fund Shares) on the next Business Day immediately following such Transmittal Date (the "DTC Cut-Off-Time") and 2:00 p.m., Eastern Time for any Cash Component, if any owed to the Fund; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount, if any owed to the redeeming Beneficial Owner to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.

         The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date. If, however, either (i) the requisite number of Shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be computed on the Business Day following the Transmittal Date provided that the Fund Shares of the relevant Fund are delivered through DTC to the Custodian by 11:00 a.m. the following Business Day pursuant to a properly submitted redemption order.

         If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Fund Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Fund Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Fund's brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash lieu of some securities added to the Cash Component, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV. Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.



                             TRANSMITTAL DATE (T)    NEXT BUSINESS DAY (T+1)     SECOND BUSINESS DAY   THIRD BUSINESS DAY (T+3)
                                                                                 (T+2)
---------------------------- -------------------------------------------------------------------------------------------------------
CREATION THROUGH NSCC

---------------------------- ----------------------- ----------------------------- ------------------- -----------------------------
STANDARD ORDERS              4:00 p.m.               No Action.                    No Action.          Creation Unit Aggregations
                                                                                                       will be delivered.
                             Order must be received
                             by the Distributor.

---------------------------- ----------------------- ----------------------------- ------------------- -----------------------------
CUSTOM ORDERS                3:00 p.m.               No Action.                    No Action.          Creation Unit Aggregations
                                                                                                       will be delivered.
                             Order must be received
                             by the Distributor.

                             Orders received after
                             3:00 p.m. will be
                             treated as standard
                             orders.

---------------------------- -------------------------------------------------------------------------------------------------------
CREATION OUTSIDE NSCC

---------------------------- ----------------------- ----------------------------- ------------------- -----------------------------
STANDARD ORDERS              4:00 p.m. (ET)          11:00 a.m. (ET)               No action.          Creation Unit Aggregations
                                                                                                       will be delivered.
                             Order in proper form    Deposit Securities must be
                             must be received by     received by the Fund's
                             the Distributor.        account through DTC.

                                                     2:00 p.m. (ET)

                                                     Cash Component must be
                                                     received by the
                                                     Custodian.

---------------------------- ----------------------- ----------------------------- ------------------- -----------------------------
STANDARD ORDERS CREATED IN   4:00 p.m. (ET)          11:00 a.m. (ET)               No action.          1:00 p.m.
ADVANCE OF RECEIPT BY THE
TRUST OF ALL OR A PORTION OF Order in proper form    Available Deposit Securities.                     Missing Deposit Securities
THE DEPOSIT SECURITIES       must be received by                                                       are due to the Trust or the
                             the Distributor.        Cash in an amount equal to                        Trust may use cash on deposit
                                                     the sum of (i) the Cash                           to purchase missing Deposit
                                                     Component, plus (ii) 115% of                      Securities.
                                                     the market value of the
                                                     undelivered Deposit                               Creation Unit Aggregations
                                                     Securities.                                       will be delivered

---------------------------- ----------------------- ----------------------------- ------------------- -----------------------------
CUSTOM ORDERS                3:00 p.m.               11:00 a.m. (ET)               No action.          Creation Unit Aggregations
                                                                                                       will be delivered.
                             Order in proper form    Deposit Securities must be
                             must be received by     received by the Fund's
                             the Distributor.        account through DTC.

                             Orders received after   2:00 p.m. (ET)
                             3:00 p.m. will be
                             treated as standard     Cash Component must be
                             orders                  received by the Custodian.
---------------------------- ----------------------- ----------------------------- ------------------- -----------------------------





                            TRANSMITTAL DATE (T)    NEXT BUSINESS DAY (T+1)      SECOND BUSINESS DAY     THIRD BUSINESS DAY (T+3)
                                                                                 (T+2)
--------------------------- --------------------------------------------------------------------------------------------------------


REDEMPTION THROUGH NSCC
--------------------------- ----------------------- ---------------------------- ----------------------- ---------------------------
STANDARD ORDERS             4:00 p.m. (ET)          No action.                   No action.              Fund Securities and Cash
                                                                                                         Redemption Amount will be
                            Order must be                                                                transferred.
                            received by the
                            Transfer Agent

                            Orders received after
                            4:00 p.m. (ET) will be
                            deemed received on the
                            next business day (T+1).

--------------------------- ----------------------- ---------------------------- ----------------------- ---------------------------
CUSTOM ORDERS               3:00 p.m. (ET)          No action.                   No action.              Fund Securities and Cash
                                                                                                         Redemption Amount will be
                            Order must be                                                                transferred.
                            received by the
                            Transfer Agent

                            Orders received after
                            3:00 p.m. will be
                            treated as standard
                            orders

--------------------------- --------------------------------------------------------------------------------------------------------
REDEMPTION OUTSIDE OF NSCC

--------------------------- ----------------------- ---------------------------- ----------------------- ---------------------------
STANDARD ORDERS             4:00 p.m. (ET)          11:00 a.m. (ET)              No action.              Fund Securities and Cash
                                                                                                         Redemption Amount is
                            Order must be           Fund Shares must be                                  delivered to the redeeming
                            received by the         delivered through DTC to the                         beneficial owner.
                            Transfer Agent          Custodian.

                            Orders received after   2:00 p.m.
                            4:00 p.m. (ET) will
                            be deemed received on   Cash Component, if any, is
                            the next business day   due.
                            (T+1).
                                                    *If the order is not in
                                                    proper form or the Fund
                                                    Shares are not
                                                    delivered, then the
                                                    order will not be deemed
                                                    received as of T.

--------------------------- ----------------------- ---------------------------- ----------------------- ---------------------------
CUSTOM ORDERS               3:00 p.m. (ET)          11:00 a.m. (ET)              No action.              Fund Securities and Cash
                                                                                                         Redemption Amount is
                            Order must be           Fund Shares must be                                  delivered to the redeeming
                            received by the         delivered through DTC to the                         beneficial owner.
                            Transfer Agent          Custodian.

                            Orders received after   2:00 p.m.
                            3:00 p.m. will be
                            treated as standard     Cash Component, if any, is
                            orders.                 due.

                                                    *If the order is not in
                                                    proper form or the Fund
                                                    Shares are not
                                                    delivered, then the
                                                    order will not be deemed
                                                    received as of T.

--------------------------- ----------------------- ---------------------------- ----------------------- ---------------------------

TAXES

Each Fund intends to qualify for and to elect treatment as a separate regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code. To qualify for treatment as a RIC, a company must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net capital gains) and meet several other requirements.

Each Fund is treated as a separate corporation for federal income tax purposes. Each Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein and in the prospectus. Losses in one Fund do not offset gains in another and the requirements (other than certain organizational requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level.

A Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its net capital gains for twelve months ended October 31 of such year. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

As a result of tax requirements, the Trust on behalf of each Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of a given Fund and if, pursuant to section 351 of the Internal Revenue Code, such Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Each Fund will report to shareholders annually the amounts of dividends received from ordinary income, the amount of distributions received from capital gains and the portion of dividends which may qualify for the dividends received deduction. Under recently enacted legislation, ordinary income dividends received by a shareholder may be taxed at the same rate as long-term capital gains. However, even if income received in the form of ordinary income dividends is taxed at the same rate as long-term capital gains, such income will not be considered long-term capital gains for other federal income tax purposes. For example, shareholders generally will not be permitted to offset ordinary income dividends with capital losses. Short-term capital gain distributions will continue to be taxed at ordinary income rates. Under current law, the maximum tax rate on long-term capital gains available to non-corporate shareholders generally is 15%. Without future congressional action, the maximum tax rate on long-term capital gains would return to 20% in 2009, and the maximum rate on dividends would move to 35% in 2009 and 39.6% in 2011.

A loss realized on a sale or exchange of Shares of a Fund may be disallowed if other Shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty-one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date that the Shares are disposed of. In such a case, the basis of the Shares acquired must be adjusted to reflect the disallowed loss. Any loss upon the sale or exchange of Shares held for six (6) months or less is treated as long-term capital loss to the extent of any capital gain dividends received by the shareholders.

Distribution of ordinary income and capital gains may also be subject to state and local taxes.

Distributions reinvested in additional Shares of a Fund through the means of the dividend reinvestment service (see below) will nevertheless be taxable dividends to Beneficial Owners acquiring such additional Shares to the same extent as if such dividends had been received in cash.

Distributions of ordinary income paid to shareholders who are nonresident aliens or foreign entities will be subject to a 30% United States withholding tax unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Dividends and interest received by each Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Nonresident shareholders are urged to consult their own tax advisors concerning the applicability of the United States withholding tax.

Some shareholders may be subject to a withholding tax on distributions of ordinary income, capital gains and any cash received on redemption of Creation Units ("backup withholding"). The backup withholding rate is currently 28%. Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with the Fund or who, to the Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Shares should consult their own tax advisors as to the tax consequences of investing in such Shares, including under state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, Treasury regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

FEDERAL TAX TREATMENT OF FUTURES AND OPTIONS CONTRACTS.

Each Fund is required for federal income tax purposes to mark to market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. A Fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund.

In order for a Fund to continue to qualify for federal income tax treatment as a RIC, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans or securities, gains from the sale of securities or of foreign currencies or other income derived with respect to the Fund's business of investing in securities. It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered gain from the sale of securities and therefore will be qualifying income for purposes of the 90% requirement.

Each Fund distributes to shareholders at least annually any net capital gains which have been recognized for federal income tax purposes, including unrealized gains at the end of the Fund's fiscal year on futures or options transactions. Such distributions are combined with distributions of capital gains realized on the Fund's other investments and shareholders are advised on the nature of the distributions.

DETERMINATION OF NAV

         The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Net Asset Value".

         The NAV per Share of each Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares of the Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management and administration fees, are accrued daily and taken into account for purposes of determining NAV. The NAV per Share is calculated by the Custodian and determined as of the close of the regular trading session on the AMEX (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open.

         In computing each Fund's NAV, the Fund's securities holdings are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or in the case of the NASDAQ, at the NASDAQ official closing price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith in accordance with procedures adopted by the Board.

DIVIDENDS AND DISTRIBUTIONS

         The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Dividends, Distributions and Taxes."

         General Policies. Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

         Dividends and other distributions on Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.

         Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial owners of a Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares of the Fund purchased in the secondary market.

PERFORMANCE AND OTHER INFORMATION

         The performance of each Fund may be quoted in advertisements, sales literature or reports to shareholders in terms of average annual total return and cumulative total return.

         Quotations of average annual total return are expressed in terms of the average annual rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years (or the life of a Fund, if shorter). Such total return figures will reflect the deduction of a proportional share of the Fund's expenses on an annual basis, and will assume that all dividends and distributions are reinvested when paid.

         Average annual total return is calculated according to the following formula:

         P(1 + T) to the power of n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year period or fractional portion).

         Quotations of cumulative total return will be calculated for any specified period by assuming a hypothetical investment in a Fund on the date of the commencement of the period and will assume that all dividends and distributions are reinvested on ex date. However, currently the Trust does not make a dividend reinvestment option available to shareholders of Shares and such calculation is provided for informational purposes only. The net increase or decrease in the value of the investment over the period will be divided by its beginning value to arrive at cumulative total return. Total return calculated in this manner will differ from the calculation of average annual total return in that it will not reflect the compounding effect the latter implies.

         Quotations of cumulative total return or average annual total return reflect only the performance of a hypothetical investment in a Fund during the particular time period on which the calculations are based. Such quotations for a Fund will vary based on changes in market conditions and the level of the Fund's expenses, and no reported performance figure should be considered an indication of performance that may be expected in the future.

         The cumulative and average total returns do not take into account federal or state income taxes which may be payable; total returns would, of course, be lower if such charges were taken into account.

         Whenever the Trust calculates total return using the market values of Fund Shares as reported by the AMEX, it will also calculate a similar total return using the relevant Fund's NAV. The Trust may also provide reported closing price data for Fund Shares and calculations of any applicable premiums or discounts against NAV on its website and in the Trust prospectuses and annual reports.

         A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Because there are different methods for calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of a Fund with performance quoted with respect to other investment companies or types of investments.

         From time to time, in advertising and marketing literature, a Fund's performance may be compared to the performance of broad groups of open-end and closed-end investment companies with similar investment goals, as tracked by independent organizations such as Investment Company Data, Inc., Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, the Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk.

         In addition, in connection with the communication of its performance to current or prospective shareholders, a Fund also may compare those figures to the performance of certain indices which may or may not assume the reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples of such indices include, but are not limited to the following:

Russell 2000
Dow Jones Industrial Average
Standard & Poor's 500 Composite Stock Price Index (S&P 500)
Standard & Poor's SmallCap 600
NASDAQ OTC Composite Index
NASDAQ Composite Index
Wilshire 5000 Stock Index

MISCELLANEOUS INFORMATION

     Counsel. Mayer, Brown, Rowe & Maw LLP, 1675 Broadway, New York, NY 10019, is counsel to the Trust.

     Independent Auditors. PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, NY 10036, serve as the independent auditors and accountants of the Trust. They audit the Funds' financial statements and perform other audit related services.

PowerShares Exchange-Traded Fund Trust
Report of Independent Accountants

--------------------------------------------------------------------------------

To the Board of Trustees and Shareholder of PowerShares Exchange-Traded Fund
Trust

In our opinion, the accompanying statements of assets and liabilities present fairly, in all material respects, the financial position of PowerShares Dynamic Market Portfolio and PowerShares Dynamic OTC Portfolio (collectively the "Trust") at April 9, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
April 11, 2003



PowerShares Exchange-Traded Fund Trust
Statements of Assets and Liabilities

April 9, 2003
-------------------------------------------------------------------------------------------------------------------
                                                   PowerShares Dynamic                     PowerShares Dynamic
                                                    Market Portfolio                         OTC Portfolio
-------------------------------------------------------------------------------------------------------------------

ASSETS

Cash......................................         $           60,000                       $          40,000
    Total assets..........................                     60,000                                  40,000
NET ASSETS................................         $           60,000                       $          40,000

NET ASSETS

Paid-in capital...........................         $           60,000                       $          40,000
NET ASSETS................................         $           60,000                       $          40,000

Shares outstanding (unlimited

amount authorized, $0.01 par value).......                        600                                     400

Net asset value, offering price,
and redemption price per share............         $           100.00                       $          100.00


The accompanying notes are an integral part of the financial statements.

PowerShares Exchange-Traded Fund Trust
Notes to Statements of Assets and Liabilities
April 9, 2003

--------------------------------------------------------------------------------

Note 1:  Organization

PowerShares Exchange Traded Fund Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended, is an open-end non-diversified management investment company that was organized as a Massachusetts business trust on June 9, 2000. The Trust currently consists of two portfolios, the PowerShares Dynamic Market Portfolio and PowerShares Dynamic OTC Portfolio, each of which represents a separate series of beneficial interest in the Trust. The Trust has had no operations to date other than matters relating to its organization and registration and the sale of its shares to PowerShares Capital Management LLC ("PowerShares"), the sole shareholder of each of the Funds.

Note 2. Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. In the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects any risk of loss to be remote.

Note 3:  Fees and Expenses

PowerShares, the Trust's Adviser, has agreed to bear the initial costs of organization of the Trust. PowerShares is responsible for determining the composition of the portfolio of securities that must be delivered in exchange for the issuance of Creation Units and for periodically adjusting the composition of each of the portfolios of the Trust to conform to changes in the composition of the relevant indexes. For these services, PowerShares receives an advisory fee at the annual rate of 0.50% of the average daily net assets of each of the portfolios of the Trust.

Note 4:  Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 50,000. Transaction fees at scheduled amounts ranging from $500 to $2,000 per Creation Unit are charged to those persons creating or redeeming Creation Units. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of each portfolio of the Trust on the transaction date.

                     POWERSHARES EXCHANGE-TRADED FUND TRUST

                            PART C. OTHER INFORMATION

ITEM. 23.  EXHIBITS

     (a)

     (1) Amended and Restated Declaration of Trust of the Registrant dated April 7, 2003, is incorporated by reference to Exhibit (a)(1) of the Initial Registration Statement, filed on April 16, 2003.

     (b) By-laws of the Registrant, are incorporated by reference to Exhibit (b) of the Initial Registration Statement, filed on April 16, 2003.

     (c)  Not applicable.

     (d)

     (1) Form of specimen certificate of beneficial interest, $.01 par value, is incorporated by reference to Exhibit (d)(1) of the Initial Registration Statement, filed on April 16, 2003.

     (2) Form of Investment Advisory Agreement between the Registrant and PowerShares Capital Management LLC, is incorporated by reference to Exhibit (d)(2) of the Initial Registration Statement, filed on April 16, 2003.

     (e) Distribution and Service Plan, is incorporated by reference to Exhibit (e) of the Initial Registration Statement, filed on April 16, 2003.

     (f)  Not applicable.

     (g)

     (1) Form of Custody Agreement between Registrant and The Bank of New York Company, Inc., is incorporated by reference to Exhibit (g)(1) of the Initial Registration Statement, filed on April 16, 2003.

     (h)

     (1) Form of Fund Administration and Accounting Agreement between Registrant and The Bank of New York Company, Inc., is incorporated by reference to Exhibit (h)(1) of the Initial Registration Statement filed on April 16, 2003.

     (2) Form of Transfer Agency and Service Agreement between Registrant and The Bank of New York Company, Inc., is incorporated by reference to Exhibit (h)(2) of the Initial Registration Statement filed on
          April 16, 2003.

     (3) Form of Participant Agreement between Alps Distributors, Inc., The Bank of New York Company, Inc. and the Participant, is incorporated by reference to Exhibit (h)(3) of the Initial Registration Statement filed on April 16, 2003.

     (i)

     (1) Opinion and Consent of Mayer, Brown, Rowe & Maw, LLP, (to be filed by amendment).

     (2) Opinion and Consent of Bingham McCutchen, LLP, (to be filed by amendment).

     (j)  Consent of PricewaterhouseCoopers, LLP, filed herein.

     (k)  Not applicable.

     (l)  Not applicable.

     (m)  Not applicable.

     (n)  Not applicable.

     (o)  Not applicable.

     (p)

     (1) Code of Ethics of the Registrant, is incorporated by reference to Exhibit (p)(1) of the Initial Registration Statement filed on April 16, 2003.

     (2) Code of Ethics of PowerShares Capital Management LLC, is incorporated by reference to Exhibit (p)(2) of the Initial Registration Statement filed on April 16, 2003.

     (3) Code of Ethics of Alps Distributors, Inc., is incorporated by reference to Exhibit (p)(3) of the Initial Registration Statement filed on April 16, 2003.

     (q) Powers of Attorney, is incorporated by reference to Exhibit (q) of the Initial Registration Statement filed on April 16, 2003.

ITEM. 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     PROVIDE A LIST OR DIAGRAM OF ALL PERSONS DIRECTLY OR INDIRECTLY CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT. FOR ANY PERSON CONTROLLED BY ANOTHER PERSON, DISCLOSE THE PERCENTAGE OF VOTING SECURITIES OWNED BY THE IMMEDIATELY CONTROLLING PERSON OR OTHER BASIS OF THAT PERSON'S CONTROL. FOR EACH COMPANY, ALSO PROVIDE THE STATE OR OTHER SOVEREIGN POWER UNDER THE LAWS OF WHICH THE COMPANY IS ORGANIZED.

     None

ITEM. 25. INDEMNIFICATION

     STATE THE GENERAL EFFECT OF ANY CONTRACT, ARRANGEMENTS OR STATUTE UNDER WHICH ANY DIRECTOR, OFFICER, UNDERWRITER OR AFFILIATED PERSON OF THE REGISTRANT IS INSURED OR INDEMNIFIED AGAINST ANY LIABILITY INCURRED IN THEIR OFFICIAL CAPACITY, OTHER THAN INSURANCE PROVIDED BY ANY DIRECTOR, OFFICER, AFFILIATED PERSON, OR UNDERWRITER FOR THEIR OWN PROTECTION.

Reference is made to Article Twelve of the Registrant's Declaration of Trust which is incorporated by reference herein:

The Registrant (also, the "Trust") is organized as a Massachusetts business trust and is operated pursuant to an Amended and Restated Declaration of Trust, dated April 7, 2003 (the "Declaration of Trust"), that permits the Registrant to indemnify every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof. This indemnification is subject to the following conditions:

No indemnification shall be provided hereunder to a Covered Person:

     (a) For any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that the Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

     (b) With respect to any matter as to which the Covered Person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust; or

     (c) In the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b) of this Section 12.4(c))and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition, or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he or she did not engage in such conduct, such determination being made by: (i) a vote of a majority of the Disinterested Trustees (as such term is defined in Section 12.4) acting on the matter (provided that a majority of Disinterested Trustees then in office act on the matter); or (ii) a written opinion of independent legal counsel.

The rights of indemnification under the Declaration of Trust may be insured against by policies maintained by the Trust, and shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person, and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained in the Declaration of Trust shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under Section 12.4 of the Declaration of Trust shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he or she is not entitled to indemnification under Section 12.4 of the Declaration of Trust, provided that either:

     (a) Such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

     (b) A majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to the facts available upon a full trial), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in Section 12.4 of the Declaration of Trust, the following words shall have the meanings set forth below:

     (c) A "Disinterested Trustee" is one (i) who is not an Interested Person of the Trust (including anyone, as such Disinterested Trustee, who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending;

     (d) "Claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and "Liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

ITEM. 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS

     DESCRIBE ANY OTHER BUSINESS, PROFESSION, VOCATION OR EMPLOYMENT OF A SUBSTANTIAL NATURE IN WHICH THE INVESTMENT ADVISER AND EACH DIRECTOR, OFFICER OR PARTNER OF THE INVESTMENT ADVISER, IS OR HAS BEEN, ENGAGED WITHIN THE LAST TWO FISCAL YEARS FOR HIS OR HER OWN ACCOUNT OR IN THE CAPACITY OF DIRECTOR, OFFICER, EMPLOYEE, PARTNER OR TRUSTEE. (DISCLOSE THE NAME AND PRINCIPAL BUSINESS ADDRESS OF ANY COMPANY FOR WHICH A PERSON LISTED ABOVE SERVES IN THE CAPACITY OF DIRECTOR, OFFICER, EMPLOYEE, PARTNER OR TRUSTEE, AND THE NATURE OF THE RELATIONSHIP.)

     Reference is made to the caption "Management of the Funds" in the Prospectus constituting Part A which is incorporated by reference to this Registration Statement and "Management" in the Statement of Additional Information constituting Part B which is incorporated by reference to this Registration Statement.

     LISTED BELOW ARE THE OFFICERS AND TRUSTEES OF POWERSHARES CAPITAL MANAGEMENT LLC:

     The information as to the trustees and executive officers of PowerShares Capital Management LLC is set forth in PowerShares Capital Management LLC's Form ADV filed with the Securities and Exchange Commission on February 21, 2003 (Accession No.: 429865831611B82) and amended through the date hereof, is incorporated herein by reference.

ITEM. 27.  PRINCIPAL UNDERWRITERS

     (a) STATE THE NAME OF EACH INVESTMENT COMPANY (OTHER THAN THE REGISTRANT) FOR WHICH EACH PRINCIPAL UNDERWRITER CURRENTLY DISTRIBUTING SECURITIES OF THE REGISTRANT ALSO ACTS AS A PRINCIPAL UNDERWRITER, DEPOSITOR OR INVESTMENT ADVISER.

ALPS Distributors, Inc. acts as distributor for the following funds:

Westcore Trust
Financial Investors Trust
First Funds Trust
Firsthand Funds Trust
Stonebridge Funds Trust
SPDR Trust
MidCap SPDR Trust
Select Sector SPDR Trust
DIAMONDS Trust
Nasdaq 100 Trust
Holland Balanced Fund
Ameristock Mutual Fund, Inc.
Davis Park Series Trust
Financial Investors Variable Insurance Trust
State Street Institutional Investment Trust
W.P. Stewart & Co. Growth Fund, Inc.
ETF Advisors Trust
BLDRS Funds Trust
Accessor Funds


     (b) PROVIDE THE INFORMATION REQUIRED BY THE FOLLOWING TABLE WITH RESPECT TO EACH DIRECTOR, OFFICER OR PARTNER OF EACH PRINCIPAL UNDERWRITER NAMED IN ANSWER TO ITEM 20.

The principal address of each of the directors and officers of Alps Distributors, Inc. is 1625 Broadway, Suite 2200, Denver, Colorado 80202. The directors and executive officers of ALPS Distributors, Inc., are as follows:



---------------------------------------------------------------------------------------
NAME                               POSITIONS AND OFFICES WITH ALPS DISTRIBUTORS, INC.
---------------------------------------------------------------------------------------
W. Robert Alexander                Director, Chief Executive Officer and Secretary
---------------------------------------------------------------------------------------
Thomas A. Carter                   Chief Financial Officer and Director
---------------------------------------------------------------------------------------
Edmund J. Burke                    President and Director
---------------------------------------------------------------------------------------
Jeremy O. May                      Senior Vice President and Director
---------------------------------------------------------------------------------------
Robert Szydlowski                  Vice President
---------------------------------------------------------------------------------------
Rick A. Pederson                   Director
---------------------------------------------------------------------------------------

                                       5


---------------------------------------------------------------------------------------
NAME                               POSITIONS AND OFFICES WITH ALPS DISTRIBUTORS, INC.
---------------------------------------------------------------------------------------
Chris Woessner                     Director
---------------------------------------------------------------------------------------


     (c) PROVIDE THE INFORMATION REQUIRED BY THE FOLLOWING TABLE FOR ALL COMMISSIONS AND OTHER COMPENSATION RECEIVED DIRECTLY, OR INDIRECTLY, FROM THE FUND DURING THE LAST FISCAL YEAR BY EACH PRINCIPAL UNDERWRITER WHO IS NOT AN AFFILIATED PERSON OF THE FUND OR ANY AFFILIATED PERSON OF AN AFFILIATED PERSON:

     Not applicable.


ITEM. 28. LOCATION OF ACCOUNTS AND RECORDS

     STATE THE NAME AND ADDRESS OF EACH PERSON MAINTAINING PRINCIPAL POSSESSION OF EACH ACCOUNT, BOOK OR OTHER DOCUMENT REQUIRED TO BE MAINTAINED BY SECTION 31(A) OF THE 1940 ACT [15 U.S.C. 80A-30(A)] AND THE RULES UNDER THAT SECTION.

     The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained in the physical possession of the Bank of New York, 101 Barclay Street, New York, New York 10286.

ITEM. 29. MANAGEMENT SERVICES

     PROVIDE A SUMMARY OF THE SUBSTANTIVE PROVISIONS OF ANY MANAGEMENT-RELATED SERVICE CONTRACT NOT DISCUSSED IN PART A OR PART B, DISCLOSING THE PARTIES TO THE CONTRACT AND THE TOTAL AMOUNT PAID AND BY WHOM, FOR THE FUND'S LAST THREE FISCAL YEARS.

     Not applicable.

ITEM. 30.  UNDERTAKINGS

     Registrant hereby undertakes that whenever a Shareholder or Shareholders who meet the requirements of Section 16(c) of the 1940 Act inform the Board of Trustees of his or their desire to communicate with other Shareholders of the Fund the Trustee will inform such Shareholder(s) as to the approximate number of Shareholders of record and the approximate costs of mailing or afford said Shareholders access to a list of Shareholders.

     Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's annual report to shareholders, upon request and without charge.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton and State of Illinois on March 1, 2004.

                                    PowerShares Exchange-Traded Fund Trust


                                    By:/s/  Harold Bruce Bond
                                    ------------------------------------
                                    Title: Harold Bruce Bond, President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 1st of March, 2004.


               SIGNATURE              TITLE                        DATE

         /s/ Harold Bruce Bond      President and             March 1, 2004
         ---------------------      Chairman
         Harold Bruce Bond

         */s/ Ronn R. Bagge         Trustee                   March 1, 2004
         ------------------
         Ronn R. Bagge

         */s/ D. Mark McMillan      Trustee                   March 1, 2004
         ---------------------
         D. Mark McMillan

         */s/ Philip M. Nussbaum    Trustee                   March 1, 2004
         -----------------------
         Philip M. Nussbaum

         */s/ John W. Southard      Trustee                   March 1, 2004
         ---------------------
         John W. Southard


         *By: /s/ Stuart M. Strauss
         --------------------------
         Stuart M. Strauss
         Attorney-In-Fact

                                  Exhibit Index


         (j)      Consent of Independent Accountants